UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

October 31, 2014

Columbia AMT-Free Maryland Intermediate Muni
Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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Columbia Management offers you multiple ways to access our market commentary and investment insights.

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>  Twitter.com/ColumbiaMgmt
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*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Important Information About This Report	27

Semiannual Report 2014

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.41% excluding sales charges for the six-month period that ended October 31, 2014. Class Z shares of the Fund returned 2.54%.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 2.82% for the same six months.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/01/90
Excluding sales charges		2.41	4.82	3.76	3.24
Including sales charges		-0.89	1.41	3.08	2.90
Class B	06/08/93
Excluding sales charges		2.02	4.03	3.00	2.48
Including sales charges		-0.98	1.03	3.00	2.48
Class C	06/17/92
Excluding sales charges		2.03	4.04	3.00	2.47
Including sales charges		1.03	3.04	3.00	2.47
Class R4 *	03/19/13	2.45	4.98	3.82	3.27
Class Z	09/01/90	2.54	5.08	4.02	3.50
Barclays 3-15 Year Blend Municipal Bond Index		2.82	6.05	4.84	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian McGreevy

Quality Breakdown (%) (at October 31, 2014)
AAA rating	16.8
AA rating	41.7
A rating	19.4
BBB rating	18.4
Non-investment grade	1.8
Not rated	1.9
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014
4

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.10	1,021.12	4.13	4.13	0.81
Class B	1,000.00	1,000.00	1,020.20	1,017.34	7.94	7.93	1.56
Class C	1,000.00	1,000.00	1,020.30	1,017.34	7.94	7.93	1.56
Class R4	1,000.00	1,000.00	1,024.50	1,022.38	2.86	2.85	0.56
Class Z	1,000.00	1,000.00	1,025.40	1,022.38	2.86	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.3%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011 11/01/24	5.000%	1,030,000	1,173,355
Higher Education 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Maryland Institute College of Art Series 2012 06/01/29	5.000%	1,000,000	1,113,910
Notre Dame of Maryland University Series 2012 10/01/32	5.000%	1,000,000	1,079,930
Morgan State University Refunding Revenue Bonds Series 2012 07/01/30	5.000%	150,000	168,981
Total			2,362,821
Hospital 13.8%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Carroll Hospital Series 2012A 07/01/26	5.000%	1,210,000	1,362,702
07/01/27	5.000%	1,000,000	1,121,480
FHA Insured Mortgage-Western Health Series 2006A 01/01/20	5.000%	1,450,000	1,561,186
Johns Hopkins Health System Series 2012 07/01/28	5.000%	1,000,000	1,170,360
Johns Hopkins Health System Series 2013C 05/15/33	5.000%	1,500,000	1,729,380
MedStar Health Series 2011 08/15/22	5.000%	1,620,000	1,887,527
Peninsula Regional Medical Center Series 2006 07/01/26	5.000%	1,500,000	1,591,770
Maryland Health & Higher Educational Facilities Authority(a) Refunding Revenue Bonds Western Maryland Health System Series 2014 07/01/34	5.250%	1,500,000	1,686,135
Total			12,110,540

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Investor Owned 3.4%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009 09/01/22	6.200%	2,500,000	2,983,200
Local Appropriation 3.6%
City of Baltimore Refunding Certificate of Participation Series 2010A 10/01/17	5.000%	1,500,000	1,676,160
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011 06/01/26	5.000%	585,000	668,082
Maryland State Transportation Authority Refunding Revenue Bonds Metrorail Parking Projects Series 2014 07/01/23	4.000%	750,000	849,855
Total			3,194,097
Local General Obligation 11.7%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM) 10/15/22	5.000%	2,000,000	2,293,540
County of Anne Arundel Limited General Obligation Bonds Consolidated General Improvement Series 2006 03/01/18	5.000%	750,000	796,215
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008 02/01/18	5.000%	1,000,000	1,137,620
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities Series 2006 11/01/18	5.250%	2,005,000	2,345,128
11/01/21	5.250%	2,500,000	3,074,975
County of Prince George's Limited General Obligation Refunding & Public Improvement Bonds Consolidated Series 2011B 09/15/20	5.000%	500,000	602,960
Total			10,250,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 6.3%
Maryland Economic Development Corp. Refunding Revenue Bonds Morgan State University Project Senior Series 2012 07/01/20	4.000%	550,000	586,883
University of Maryland-Baltimore County Project Series 2006 (XLCA) 07/01/20	5.000%	600,000	623,022
University of Maryland-College Park Projects Series 2006 (AGCP) 06/01/19	5.000%	1,000,000	1,065,740
Revenue Bonds Salisbury University Project Series 2012 06/01/27	5.000%	1,100,000	1,195,293
Towson University Project Senior Series 2007A 07/01/24	5.250%	1,185,000	1,246,110
Senior Series 2012 07/01/27	5.000%	700,000	763,896
Total			5,480,944
Municipal Power 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	220,000	260,753
Other Bond Issue 3.3%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A 04/01/22	5.000%	2,055,000	2,345,823
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM) 07/01/21	4.400%	535,000	536,022
Total			2,881,845
Other Industrial Development Bond 1.8%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	1,425,000	1,575,751

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool/Bond Bank 1.3%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A 03/01/23	5.000%	1,000,000	1,128,520
Refunded/Escrowed 6.0%
City of Baltimore Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC) 07/01/24	5.000%	1,400,000	1,710,142
County of Baltimore Prerefunded 09/01/16 Revenue Bonds Catholic Health Initiatives Series 2006A 09/01/26	5.000%	1,500,000	1,624,350
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity 07/01/16	6.800%	165,000	176,324
State of Maryland Prerefunded 03/01/19 Unlimited General Obligation Bonds State & Local Facilities 1st Series 2009C 03/01/21	5.000%	1,500,000	1,752,945
Total			5,263,761
Retirement Communities 6.5%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Group Series 2009B 01/01/23	6.000%	1,250,000	1,408,413
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/22	5.000%	1,045,000	1,111,347
01/01/27	5.000%	2,000,000	2,103,020
Maryland Health & Higher Educational Facilities Authority Revenue Bonds King Farm Presbyterian Community Series 2007A 01/01/27	5.250%	1,000,000	1,022,720
Total			5,645,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 1.8%
Maryland Community Development Administration Revenue Bonds Residential Series 2010B 09/01/30	5.125%	1,500,000	1,615,695
Special Non Property Tax 7.6%
State of Maryland Department of Transportation Revenue Bonds Series 2008 02/15/22	5.000%	3,125,000	3,526,344
Series 2009 06/15/21	4.000%	1,495,000	1,664,249
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	350,000	381,846
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(b) 10/01/17	5.000%	1,000,000	1,096,490
Total			6,668,929
Special Property Tax 4.7%
Anne Arundel County Consolidated District Special Tax Refunding Bonds Villages of Dorchester & Farmington Series 2013 07/01/23	5.000%	225,000	265,034
07/01/24	5.000%	500,000	584,950
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A 07/01/25	5.000%	2,500,000	2,769,000
County of Montgomery Refunding Special Tax Bonds West Germantown Development District Series 2014 07/01/25	4.000%	485,000	531,187
Total			4,150,171
State Appropriated 4.3%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010 06/01/22	4.500%	2,675,000	3,147,352

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A 12/15/19	5.250%	500,000	575,800
Total			3,723,152
State General Obligation 3.8%
State of Maryland Unlimited General Obligation Bonds State & Local Facilities-Capital Improvement 1st Series 2003A 03/01/17	5.250%	3,000,000	3,331,680
Transportation 4.0%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009 07/01/23	5.250%	3,000,000	3,486,510
Turnpike / Bridge / Toll Road 2.7%
Maryland State Transportation Authority Revenue Bonds Series 2009A 07/01/22	5.000%	2,000,000	2,319,540
Water & Sewer 7.7%
City of Baltimore Revenue Bonds Wastewater Projects Series 2007D (AMBAC) 07/01/19	5.000%	1,250,000	1,389,250
Series 2008A (AGM) 07/01/21	5.000%	1,250,000	1,422,487
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008 03/01/21	5.000%	2,500,000	2,818,675
Washington Suburban Sanitary Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009 06/01/21	4.000%	1,000,000	1,110,930
Total			6,741,342
Total Municipal Bonds (Cost: $79,649,532)			86,348,544
Total Investments (Cost: $79,649,532)			86,348,544
Other Assets & Liabilities, Net			1,192,804
Net Assets			87,541,348

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $1,739,089 or 1.99% of net assets.

Abbreviation Legend

AGCP  Assured Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	86,348,544	—	86,348,544
Total Bonds	—	86,348,544	—	86,348,544
Total	—	86,348,544	—	86,348,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $79,649,532)	$86,348,544
Cash	2,265,651
Receivable for:
Capital shares sold	66,102
Interest	1,068,110
Expense reimbursement due from Investment Manager	582
Prepaid expenses	2,611
Total assets	89,751,600
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,690,515
Capital shares purchased	133,568
Dividend distributions to shareholders	228,651
Investment management fees	961
Distribution and/or service fees	218
Transfer agent fees	16,336
Administration fees	168
Compensation of board members	111,371
Other expenses	28,464
Total liabilities	2,210,252
Net assets applicable to outstanding capital stock	$87,541,348
Represented by
Paid-in capital	$82,807,517
Undistributed net investment income	238,451
Accumulated net realized loss	(2,203,632)
Unrealized appreciation (depreciation) on:
Investments	6,699,012
Total — representing net assets applicable to outstanding capital stock	$87,541,348

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$20,204,731
Shares outstanding	1,854,261
Net asset value per share	$10.90
Maximum offering price per share(a)	$11.27
Class B
Net assets	$42,533
Shares outstanding	3,900
Net asset value per share	$10.91
Class C
Net assets	$2,883,555
Shares outstanding	264,598
Net asset value per share	$10.90
Class R4
Net assets	$10,193
Shares outstanding	936
Net asset value per share	$10.89
Class Z
Net assets	$64,400,336
Shares outstanding	5,909,245
Net asset value per share	$10.90

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$46
Interest	1,648,043
Total income	1,648,089
Expenses:
Investment management fees	177,142
Distribution and/or service fees
Class A	26,237
Class B	314
Class C	13,888
Transfer agent fees
Class A	20,613
Class B	61
Class C	2,730
Class R4	10
Class Z	63,591
Administration fees	31,000
Compensation of board members	8,587
Custodian fees	798
Printing and postage fees	11,562
Registration fees	16,396
Professional fees	16,509
Other	4,442
Total expenses	393,880
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(105,403)
Expense reductions	(40)
Total net expenses	288,437
Net investment income	1,359,652
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	120,344
Net realized gain	120,344
Net change in unrealized appreciation (depreciation) on:
Investments	656,298
Net change in unrealized appreciation	656,298
Net realized and unrealized gain	776,642
Net increase in net assets resulting from operations	$2,136,294

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$1,359,652	$3,286,933
Net realized gain	120,344	34,332
Net change in unrealized appreciation (depreciation)	656,298	(4,767,002)
Net increase (decrease) in net assets resulting from operations	2,136,294	(1,445,737)
Distributions to shareholders
Net investment income
Class A	(305,511)	(643,382)
Class B	(676)	(2,171)
Class C	(30,000)	(56,542)
Class R4	(162)	(95)
Class Z	(1,023,303)	(2,584,743)
Total distributions to shareholders	(1,359,652)	(3,286,933)
Decrease in net assets from capital stock activity	(742,037)	(44,693,945)
Total increase (decrease) in net assets	34,605	(49,426,615)
Net assets at beginning of period	87,506,743	136,933,358
Net assets at end of period	$87,541,348	$87,506,743
Undistributed net investment income	$238,451	$238,451

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	61,132	663,048	141,386	1,520,318
Distributions reinvested	9,551	103,840	19,255	206,011
Redemptions	(158,180)	(1,719,012)	(352,147)	(3,751,151)
Net decrease	(87,497)	(952,124)	(191,506)	(2,024,822)
Class B shares
Subscriptions	20	218	51	547
Distributions reinvested	40	434	152	1,624
Redemptions(a)	(4,718)	(51,380)	(2,341)	(24,948)
Net decrease	(4,658)	(50,728)	(2,138)	(22,777)
Class C shares
Subscriptions	33,842	367,792	72,895	778,361
Distributions reinvested	2,100	22,835	4,373	46,796
Redemptions	(18,182)	(197,524)	(94,158)	(1,005,515)
Net increase (decrease)	17,760	193,103	(16,890)	(180,358)
Class R4 shares
Subscriptions	—	—	710	7,600
Distributions reinvested	—	—	(1)	(6)
Net increase	—	—	709	7,594
Class Z shares
Subscriptions	320,329	3,474,975	393,787	4,210,648
Distributions reinvested	7,823	85,052	15,083	161,405
Redemptions	(321,589)	(3,492,315)	(4,386,820)	(46,845,635)
Net increase (decrease)	6,563	67,712	(3,977,950)	(42,473,582)
Total net decrease	(67,832)	(742,037)	(4,187,775)	(44,693,945)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.80		$11.14		$11.05		$10.96		$10.41		$10.53		$10.08
Income from investment operations:
Net investment income	0.16		0.32		0.30		0.03		0.33		0.34		0.34
Net realized and unrealized gain (loss)	0.10		(0.34)		0.09		0.09		0.55		(0.12)		0.45
Total from investment operations	0.26		(0.02)		0.39		0.12		0.88		0.22		0.79
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)		(0.30)		(0.03)		(0.33)		(0.34)		(0.34)
Total distributions to shareholders	(0.16)		(0.32)		(0.30)		(0.03)		(0.33)		(0.34)		(0.34)
Net asset value, end of period	$10.90		$10.80		$11.14		$11.05		$10.96		$10.41		$10.53
Total return	2.41%		(0.16%)		3.58%		1.05%		8.55%		2.05%		7.93%
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.05%		1.01%		1.05	%(c)	1.03%		0.97%		0.94%
Total net expenses(d)	0.81	%(c)(e)	0.81	%(e)	0.81	%(e)	0.80	%(c)	0.80	%(e)	0.80	%(e)	0.79	%(e)
Net investment income	2.91	%(c)	2.94%		2.72%		2.83	%(c)	3.07%		3.18%		3.26%
Supplemental data
Net assets, end of period (in thousands)	$20,205		$20,973		$23,767		$24,781		$24,708		$23,454		$27,423
Portfolio turnover	3%		2%		15%		1%		7%		11%		23%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.81		$11.15		$11.06		$10.97		$10.42		$10.54		$10.09
Income from investment operations:
Net investment income	0.12		0.23		0.22		0.02		0.25		0.26		0.27
Net realized and unrealized gain (loss)	0.10		(0.34)		0.09		0.09		0.55		(0.12)		0.45
Total from investment operations	0.22		(0.11)		0.31		0.11		0.80		0.14		0.72
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.22)		(0.02)		(0.25)		(0.26)		(0.27)
Total distributions to shareholders	(0.12)		(0.23)		(0.22)		(0.02)		(0.25)		(0.26)		(0.27)
Net asset value, end of period	$10.91		$10.81		$11.15		$11.06		$10.97		$10.42		$10.54
Total return	2.02%		(0.90%)		2.81%		0.99%		7.73%		1.30%		7.13%
Ratios to average net assets(b)
Total gross expenses	1.80	%(c)	1.79%		1.75%		1.80	%(c)	1.81%		1.72%		1.69%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.54	%(e)
Net investment income	2.16	%(c)	2.18%		1.96%		2.08	%(c)	2.34%		2.43%		2.56%
Supplemental data
Net assets, end of period (in thousands)	$43		$93		$119		$166		$164		$371		$929
Portfolio turnover	3%		2%		15%		1%		7%		11%		23%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.80		$11.14		$11.05		$10.96		$10.41		$10.53		$10.08
Income from investment operations:
Net investment income	0.12		0.24		0.22		0.02		0.25		0.26		0.26
Net realized and unrealized gain (loss)	0.10		(0.34)		0.09		0.09		0.55		(0.12)		0.45
Total from investment operations	0.22		(0.10)		0.31		0.11		0.80		0.14		0.71
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.22)		(0.02)		(0.25)		(0.26)		(0.26)
Total distributions to shareholders	(0.12)		(0.24)		(0.22)		(0.02)		(0.25)		(0.26)		(0.26)
Net asset value, end of period	$10.90		$10.80		$11.14		$11.05		$10.96		$10.41		$10.53
Total return	2.03%		(0.90%)		2.81%		0.99%		7.74%		1.29%		7.12%
Ratios to average net assets(b)
Total gross expenses	1.80	%(c)	1.80%		1.76%		1.80	%(c)	1.78%		1.72%		1.69%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.54	%(e)
Net investment income	2.16	%(c)	2.19%		1.96%		2.09	%(c)	2.33%		2.42%		2.49%
Supplemental data
Net assets, end of period (in thousands)	$2,884		$2,666		$2,939		$2,822		$2,838		$3,705		$3,269
Portfolio turnover	3%		2%		15%		1%		7%		11%		23%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.80		$11.14		$11.06
Income from investment operations:
Net investment income	0.17		0.34		0.04
Net realized and unrealized gain (loss)	0.09		(0.34)		0.08
Total from investment operations	0.26		—		0.12
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.04)
Total distributions to shareholders	(0.17)		(0.34)		(0.04)
Net asset value, end of period	$10.89		$10.80		$11.14
Total return	2.45%		0.08%		1.06%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.81%		0.71	%(c)
Total net expenses(d)	0.56	%(c)(e)	0.56	%(e)	0.55	%(c)
Net investment income	3.16	%(c)	3.24%		2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$3
Portfolio turnover	3%		2%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.80		$11.14		$11.05		$10.96		$10.41		$10.53		$10.09
Income from investment operations:
Net investment income	0.17		0.34		0.33		0.03		0.36		0.36		0.37
Net realized and unrealized gain (loss)	0.10		(0.34)		0.09		0.09		0.55		(0.11)		0.44
Total from investment operations	0.27		—		0.42		0.12		0.91		0.25		0.81
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.33)		(0.03)		(0.36)		(0.37)		(0.37)
Total distributions to shareholders	(0.17)		(0.34)		(0.33)		(0.03)		(0.36)		(0.37)		(0.37)
Net asset value, end of period	$10.90		$10.80		$11.14		$11.05		$10.96		$10.41		$10.53
Total return	2.54%		0.09%		3.84%		1.07%		8.82%		2.31%		8.09%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.79%		0.76%		0.80	%(c)	0.77%		0.72%		0.69%
Total net expenses(d)	0.56	%(c)(e)	0.56	%(e)	0.56	%(e)	0.55	%(c)	0.55	%(e)	0.55	%(e)	0.54	%(e)
Net investment income	3.16	%(c)	3.17%		2.96%		3.07	%(c)	3.31%		3.43%		3.52%
Supplemental data
Net assets, end of period (in thousands)	$64,400		$63,765		$110,105		$110,126		$109,482		$103,031		$131,234
Portfolio turnover	3%		2%		15%		1%		7%		11%		23%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia AMT-Free Maryland Intermediate Muni Bond Fund (formerly known as Columbia Maryland Intermediate Municipal Bond Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective July 7, 2014, Columbia Maryland Intermediate Municipal Bond Fund was renamed Columbia AMT-Free Maryland Intermediate Muni Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2014
21

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Semiannual Report 2014
22

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $584.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.19
Class C	0.20
Class R4	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $4,199 for Class A shares for the six months ended October 31, 2014.

Semiannual Report 2014
23

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $79,650,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,705,000
Unrealized depreciation	(6,000)
Net unrealized appreciation	$6,699,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	511
2017	2,323,465
Total	2,323,976

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $3,060,505 and $2,550,280, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 82.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of

Semiannual Report 2014
24

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Semiannual Report 2014
25

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
26

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
27

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR190_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	23
Important Information About This Report	29

Semiannual Report 2014

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.52% excluding sales charges for the six months ended October 31, 2014. The Fund's Class Z shares returned 2.65%.

>  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 2.82% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/05/89
Excluding sales charges		2.52	5.02	3.70	3.47
Including sales charges		-0.79	1.62	3.01	3.13
Class B	06/07/93
Excluding sales charges		2.13	4.33	2.92	2.71
Including sales charges		-0.87	1.33	2.92	2.71
Class C	06/17/92
Excluding sales charges		2.13	4.33	2.94	2.71
Including sales charges		1.13	3.33	2.94	2.71
Class R4*	03/19/13	2.74	5.37	3.97	3.74
Class Z	09/20/89	2.65	5.29	3.95	3.73
Barclays 3-15 Year Blend Municipal Bond Index		2.82	6.05	4.84	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian McGreevy

Quality Breakdown (%) (at October 31, 2014)
AAA rating	16.9
AA rating	49.6
A rating	20.6
BBB rating	8.7
Not rated	4.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,025.20	1,021.12	4.13	4.13	0.81
Class B	1,000.00	1,000.00	1,021.30	1,017.34	7.95	7.93	1.56
Class C	1,000.00	1,000.00	1,021.30	1,017.34	7.95	7.93	1.56
Class R4	1,000.00	1,000.00	1,027.40	1,022.38	2.86	2.85	0.56
Class Z	1,000.00	1,000.00	1,026.50	1,022.38	2.86	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 99.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.1%
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010F-1 10/01/21	5.000%	1,000,000	1,196,080
Revenue Bonds Series 2009B 10/01/21	5.000%	3,000,000	3,484,890
Series 2009C 10/01/23	5.000%	3,000,000	3,420,720
Series 2010A 10/01/23	5.000%	2,475,000	2,917,580
10/01/27	5.000%	1,515,000	1,758,218
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM) 07/01/24	5.000%	1,000,000	1,127,400
Total			13,904,888
Higher Education 7.5%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006 09/01/26	5.000%	1,000,000	1,032,660
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A(a) 12/01/20	5.000%	1,400,000	1,684,578
Virginia College Building Authority Refunding Revenue Bonds University of Richmond Project Series 2011A 03/01/22	5.000%	1,245,000	1,497,598
Series 2011B 03/01/21	5.000%	2,250,000	2,705,602
Revenue Bonds Liberty University Projects Series 2010 03/01/19	5.000%	1,000,000	1,159,400
03/01/22	5.000%	1,455,000	1,696,661
03/01/23	5.000%	2,000,000	2,325,540
Roanoke College Series 2007 04/01/23	5.000%	1,000,000	1,094,850
Washington & Lee University Project Series 1998 (NPFGC) 01/01/26	5.250%	3,115,000	3,817,900
Total			17,014,789

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 10.0%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/19	5.250%	905,000	1,039,510
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993 08/15/19	5.250%	1,000,000	1,123,550
Series 1993I (NPFGC) 08/15/19	5.250%	1,000,000	1,102,800
Revenue Bonds Inova Health System Series 2009C 05/15/25	5.000%	1,000,000	1,118,280
Fredericksburg Economic Development Authority Refunding Revenue Bonds MediCorp Health Systems Obligation Series 2007 06/15/18	5.250%	1,000,000	1,107,500
06/15/20	5.250%	4,000,000	4,526,000
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B 11/01/27	5.000%	1,735,000	1,997,714
Roanoke Economic Development Authority Refunding Revenue Bonds Carilion Clinic Obligation Group Series 2010 07/01/25	5.000%	3,500,000	3,946,740
Revenue Bonds Carilion Clinic Obligation Group Series 2012 07/01/22	5.000%	2,000,000	2,349,160
07/01/23	5.000%	1,000,000	1,162,810
Virginia Small Business Financing Authority Refunding Revenue Bonds Sentara Healthcare Series 2010 11/01/16	4.000%	1,000,000	1,070,390
Revenue Bonds Wellmont Health System Project Series 2007A 09/01/22	5.125%	710,000	757,165
Winchester Economic Development Authority Revenue Bonds Valley Health System Obligation Group Series 2007 01/01/26	5.000%	1,250,000	1,349,038
Total			22,650,657

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Investor Owned 1.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Co. Series 2009A 05/01/23	5.000%	2,000,000	2,226,900
Local Appropriation 5.3%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010 05/01/22	5.000%	1,490,000	1,703,949
Fairfax County Economic Development Authority Revenue Bonds Six Public Facilities Projects Series 2010 04/01/24	4.000%	1,340,000	1,433,974
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B 08/01/21	4.500%	1,770,000	2,004,897
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM) 06/15/23	5.000%	2,000,000	2,189,940
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008 02/01/29	5.000%	1,000,000	1,098,960
New Kent County Economic Development Authority Revenue Bonds School & Governmental Projects Series 2006 (AGM) 02/01/21	5.000%	2,075,000	2,244,673
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005 02/01/17	5.250%	1,115,000	1,233,680
Total			11,910,073
Local General Obligation 15.2%
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A 01/15/19	4.000%	2,000,000	2,241,400
City of Lynchburg Unlimited General Obligation Public Improvement Bonds Series 2009A 08/01/20	5.000%	525,000	614,145
08/01/21	5.000%	530,000	616,273

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 01/01/22	5.000%	1,205,000	1,346,045
City of Manassas Unlimited General Obligation Refunding Bonds Series 2014C(b) 07/01/25	5.000%	2,000,000	2,478,340
City of Newport News Unlimited General Obligation Refunding & Improvement Bonds Water Series 2007B 07/01/20	5.250%	2,000,000	2,418,060
Unlimited General Obligation Refunding Bonds Series 2006B 02/01/18	5.250%	3,030,000	3,464,048
City of Portsmouth Unlimited General Obligation Refunding Bonds Public Utilities Series 2012A 07/15/21	5.000%	3,000,000	3,619,110
Series 2006A (NPFGC) 07/01/16	5.000%	660,000	710,609
City of Richmond Unlimited General Obligation Public Improvement Bonds Series 2010D 07/15/22	5.000%	575,000	684,089
07/15/24	5.000%	1,000,000	1,184,310
City of Suffolk Unlimited General Obligation Refunding Bonds Series 2014 02/01/29	4.000%	2,000,000	2,199,460
City of Virginia Beach Unlimited General Obligation Refunding & Public Improvement Bonds Series 2004B 05/01/17	5.000%	1,000,000	1,088,680
County of Arlington Unlimited General Obligation Refunding Bonds Public Improvement Series 2006 08/01/17	5.000%	2,400,000	2,587,368
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A 04/01/24	4.000%	2,000,000	2,228,580
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B 02/01/23	5.500%	1,030,000	1,196,005

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A 11/01/31	5.000%	4,000,000	4,534,120
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B 09/15/17	5.000%	1,145,000	1,289,442
Total			34,500,084
Other Bond Issue 0.7%
Virginia Beach Development Authority Revenue Bonds Series 2010C 08/01/23	5.000%	1,380,000	1,615,773
Other Industrial Development Bond 0.9%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(a) 10/01/33	2.375%	2,000,000	2,036,160
Pool/Bond Bank 15.0%
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C 08/01/25	4.000%	2,560,000	2,751,027
School Financing 1997 Resolution Series 2004C 08/01/16	5.000%	5,000,000	5,401,400
Virginia Resources Authority Refunding Revenue Bonds Revolving Fund Series 2011A 08/01/24	5.000%	1,395,000	1,637,521
State Revolving Fund Subordinated Series 2005 10/01/19	5.500%	4,000,000	4,830,400
10/01/20	5.500%	3,500,000	4,318,755
10/01/21	5.500%	6,475,000	8,104,110
Revenue Bonds State Revolving Fund Series 2009 10/01/17	5.000%	1,380,000	1,554,639
Unrefunded Revenue Bonds Series 2009B 11/01/18	4.000%	3,870,000	4,343,456
St. Moral Series 2009B 11/01/18	4.000%	965,000	1,077,278
Total			34,018,586

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded/Escrowed 7.1%
City of Newport News Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds Series 2011A 07/01/23	5.000%	1,380,000	1,655,972
City of Portsmouth Unlimited General Obligation Refunding Bonds Series 2006A Escrowed to Maturity (NPFGC) 07/01/16	5.000%	340,000	366,428
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A 12/01/21	5.000%	1,000,000	1,165,740
County of Prince William Prerefunded 09/01/16 Certificate of Participation Prince William County Facilities Series 2006A (AMBAC) 09/01/17	5.000%	800,000	868,016
09/01/21	5.000%	1,625,000	1,763,158
Newport News Economic Development Authority Prerefunded 01/15/16 Revenue Bonds Series 2005A 01/15/23	5.250%	1,510,000	1,598,441
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC) 07/15/17	5.250%	420,000	452,705
Virginia Public Building Authority Revenue Bonds Public Facility Series 2006B 08/01/26	4.500%	2,000,000	2,144,240
Virginia Resources Authority Prerefunded Revenue Bonds Series 2009B Escrowed to Maturity 11/01/18	4.000%	130,000	145,850
St. Moral Series 2009B Escrowed to Maturity 11/01/18	4.000%	35,000	39,267
Revenue Bonds State Revolving Fund Subordinated Series 2008 10/01/29	5.000%	5,000,000	5,799,650
Total			15,999,467
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.6%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012 01/01/32	4.625%	2,000,000	2,004,600
Fairfax County Economic Development Authority Refunding Revenue Bonds Retirement-Greenspring Village, Inc. Series 2006A 10/01/26	4.750%	2,000,000	2,055,160
Revenue Bonds Goodwin House, Inc. Series 2007 10/01/22	5.000%	2,500,000	2,685,475
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012A 07/01/22	4.000%	1,320,000	1,332,104
Total			8,077,339
Special Non Property Tax 8.1%
Greater Richmond Convention Center Authority Prerefunded 06/15/15 Revenue Bonds Series 2005 (NPFGC) 06/15/18	5.000%	3,800,000	3,909,174
06/15/25	5.000%	3,000,000	3,086,190
Greater Richmond Convention Center Authority(b) Refunding Revenue Bonds Series 2015 06/15/29	5.000%	1,350,000	1,525,271
06/15/30	5.000%	1,540,000	1,731,468
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007 03/01/21	5.100%	518,000	521,781
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007 03/01/17	5.300%	1,292,000	1,368,848
Territory of Guam Revenue Bonds Series 2011A(c) 01/01/31	5.000%	850,000	927,342
Virgin Islands Public Finance Authority(c) Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/25	5.000%	2,450,000	2,716,584

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-A 10/01/32	5.000%	2,210,000	2,443,862
Total			18,230,520
Special Property Tax 5.5%
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/23	4.000%	1,000,000	981,190
Fairfax County Economic Development Authority Special Tax Bonds Silver Line Phase I Project Series 2011 04/01/19	5.000%	3,000,000	3,483,360
04/01/26	5.000%	4,185,000	4,845,058
Marquis Community Development Authority of York County(d)(e) Tax Allocation Bonds Series 2007C 09/01/41	0.000%	3,164,000	464,918
Marquis Community Development Authority of York County(e) Tax Allocation Bonds Series 2007B 09/01/41	5.625%	2,084,000	1,973,590
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/25	5.000%	690,000	724,045
Total			12,472,161
Transportation 1.6%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012 05/15/29	5.000%	3,000,000	3,494,460
Turnpike/Bridge/Toll Road 4.8%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC) 07/01/25	5.500%	4,000,000	4,716,680
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/23	5.000%	1,025,000	1,142,055
07/15/27	5.000%	1,000,000	1,079,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)(d) 10/01/23	0.000%	5,000,000	3,722,950
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC) 07/15/17	5.250%	225,000	239,085
Total			10,900,450
Water & Sewer 7.2%
City of Newport News Water Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,035,000	1,143,810
City of Norfolk Water Refunding Revenue Bonds Series 2012 11/01/19	5.000%	1,000,000	1,181,360
City of Richmond Revenue Bonds Series 2007 (AGM) 01/15/21	4.500%	1,000,000	1,078,230
County of Spotsylvania Water & Sewer Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,030,000	1,139,128

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B 04/01/19	5.250%	1,835,000	2,169,392
Hampton Roads Sanitation District Revenue Bonds Series 2008 04/01/22	5.000%	1,000,000	1,132,300
04/01/24	5.000%	3,000,000	3,382,860
Series 2011 11/01/24	5.000%	1,750,000	2,034,305
11/01/25	5.000%	1,380,000	1,604,195
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC) 07/01/20	5.150%	1,295,000	1,475,704
Total			16,341,284
Total Municipal Bonds (Cost: $208,954,152)			225,393,591
Total Investments (Cost: $208,954,152)			225,393,591
Other Assets & Liabilities, Net			929,696
Net Assets			226,323,287

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $6,087,788 or 2.69% of net assets.

(d)  Zero coupon bond.

(e)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $2,438,508, which represents 1.08% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Marquis Community Development Authority of York County Tax Allocation Bonds Series 2007B 09/01/41 5.625%	11/30/2007	2,084,000
Marquis Community Development Authority of York County Tax Allocation Bonds Series 2007C 09/01/41 0.000%	11/30/2007	861,525

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	225,393,591	—	225,393,591
Total Bonds	—	225,393,591	—	225,393,591
Total	—	225,393,591	—	225,393,591

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $208,954,152)	$225,393,591
Cash	5,014,185
Receivable for:
Capital shares sold	212,158
Interest	2,313,754
Expense reimbursement due from Investment Manager	963
Prepaid expenses	2,993
Total assets	232,937,644
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	5,769,719
Capital shares purchased	86,373
Dividend distributions to shareholders	562,920
Investment management fees	2,480
Distribution and/or service fees	431
Transfer agent fees	40,808
Administration fees	434
Compensation of board members	119,355
Other expenses	31,837
Total liabilities	6,614,357
Net assets applicable to outstanding capital stock	$226,323,287
Represented by
Paid-in capital	$209,026,817
Undistributed net investment income	822,052
Accumulated net realized gain	34,979
Unrealized appreciation (depreciation) on:
Investments	16,439,439
Total — representing net assets applicable to outstanding capital stock	$226,323,287

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$47,249,832
Shares outstanding	4,213,795
Net asset value per share	$11.21
Maximum offering price per share(a)	$11.59
Class B
Net assets	$15,940
Shares outstanding	1,421
Net asset value per share	$11.22
Class C
Net assets	$3,948,952
Shares outstanding	352,043
Net asset value per share	$11.22
Class R4
Net assets	$677,759
Shares outstanding	60,480
Net asset value per share	$11.21
Class Z
Net assets	$174,430,804
Shares outstanding	15,558,811
Net asset value per share	$11.21

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$86
Interest	4,161,747
Total income	4,161,833
Expenses:
Investment management fees	459,832
Distribution and/or service fees
Class A	60,012
Class B	85
Class C	20,173
Transfer agent fees
Class A	44,859
Class B	16
Class C	3,769
Class R4	450
Class Z	165,751
Administration fees	80,471
Compensation of board members	9,808
Custodian fees	1,254
Printing and postage fees	13,268
Registration fees	19,588
Professional fees	17,155
Other	5,284
Total expenses	901,775
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(177,720)
Expense reductions	(20)
Total net expenses	724,035
Net investment income	3,437,798
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	298,976
Net realized gain	298,976
Net change in unrealized appreciation (depreciation) on:
Investments	2,126,096
Net change in unrealized appreciation	2,126,096
Net realized and unrealized gain	2,425,072
Net increase in net assets resulting from operations	$5,862,870

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$3,437,798	$8,384,233
Net realized gain (loss)	298,976	(263,997)
Net change in unrealized appreciation (depreciation)	2,126,096	(12,235,891)
Net increase (decrease) in net assets resulting from operations	5,862,870	(4,115,655)
Distributions to shareholders
Net investment income
Class A	(674,779)	(1,412,916)
Class B	(175)	(487)
Class C	(41,530)	(94,734)
Class R4	(7,433)	(499)
Class Z	(2,713,881)	(6,879,789)
Net realized gains
Class A	—	(296,837)
Class B	—	(117)
Class C	—	(26,739)
Class R4	—	(15)
Class Z	—	(1,201,281)
Total distributions to shareholders	(3,437,798)	(9,913,414)
Decrease in net assets from capital stock activity	(4,855,374)	(98,997,385)
Total decrease in net assets	(2,430,302)	(113,026,454)
Net assets at beginning of period	228,753,589	341,780,043
Net assets at end of period	$226,323,287	$228,753,589
Undistributed net investment income	$822,052	$822,052

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	209,079	2,331,832	631,769	6,980,196
Distributions reinvested	32,094	358,804	74,024	814,424
Redemptions	(273,920)	(3,061,432)	(1,226,704)	(13,521,020)
Net decrease	(32,747)	(370,796)	(520,911)	(5,726,400)
Class B shares
Subscriptions	1	6	4	43
Distributions reinvested	15	169	49	544
Redemptions(a)	(202)	(2,251)	(2,550)	(28,434)
Net decrease	(186)	(2,076)	(2,497)	(27,847)
Class C shares
Subscriptions	22,168	247,500	43,250	479,174
Distributions reinvested	2,552	28,537	7,690	84,594
Redemptions	(37,034)	(413,980)	(171,876)	(1,897,990)
Net decrease	(12,314)	(137,943)	(120,936)	(1,334,222)
Class R4 shares
Subscriptions	98,379	1,094,007	6,690	73,716
Distributions reinvested	651	7,276	36	401
Redemptions	(45,495)	(504,733)	—	—
Net increase	53,535	596,550	6,726	74,117
Class Z shares
Subscriptions	848,478	9,478,584	1,434,444	15,949,872
Distributions reinvested	19,630	219,393	53,225	585,778
Redemptions	(1,311,275)	(14,639,086)	(9,855,070)	(108,518,683)
Net decrease	(443,167)	(4,941,109)	(8,367,401)	(91,983,033)
Total net decrease	(434,879)	(4,855,374)	(9,005,019)	(98,997,385)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.09		$11.54		$11.47		$11.38		$10.86		$10.94		$10.57
Income from investment operations:
Net investment income	0.16		0.32		0.31		0.03		0.33		0.34		0.35
Net realized and unrealized gain (loss)	0.12		(0.39)		0.09		0.09		0.52		(0.08)		0.37
Total from investment operations	0.28		(0.07)		0.40		0.12		0.85		0.26		0.72
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)		(0.31)		(0.03)		(0.33)		(0.34)		(0.35)
Net realized gains	—		(0.07)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.16)		(0.38)		(0.33)		(0.03)		(0.33)		(0.34)		(0.35)
Net asset value, end of period	$11.21		$11.09		$11.54		$11.47		$11.38		$10.86		$10.94
Total return	2.52%		(0.51%)		3.49%		1.06%		7.87%		2.40%		6.83%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.97%		0.95%		0.94	%(c)	0.98%		0.92%		0.87%
Total net expenses(d)	0.81	%(c)(e)	0.81	%(e)	0.80	%(e)	0.79	%(c)	0.79	%(e)	0.80	%(e)	0.78	%(e)
Net investment income	2.81	%(c)	2.86%		2.68%		3.04	%(c)	2.92%		3.11%		3.17%
Supplemental data
Net assets, end of period (in thousands)	$47,250		$47,113		$55,003		$54,025		$53,775		$51,196		$51,857
Portfolio turnover	4%		2%		11%		0%		8%		14%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.10		$11.54		$11.48		$11.38		$10.86		$10.95		$10.57
Income from investment operations:
Net investment income	0.12		0.23		0.22		0.02		0.25		0.26		0.27
Net realized and unrealized gain (loss)	0.12		(0.37)		0.08		0.10		0.51		(0.09)		0.37
Total from investment operations	0.24		(0.14)		0.30		0.12		0.76		0.17		0.64
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.22)		(0.02)		(0.24)		(0.26)		(0.26)
Net realized gains	—		(0.07)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.12)		(0.30)		(0.24)		(0.02)		(0.24)		(0.26)		(0.26)
Net asset value, end of period	$11.22		$11.10		$11.54		$11.48		$11.38		$10.86		$10.95
Total return	2.13%		(1.16%)		2.62%		1.08%		7.06%		1.55%		6.14%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.71%		1.70%		1.69	%(c)	1.81%		1.67%		1.62%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)
Net investment income	2.06	%(c)	2.08%		1.92%		2.29	%(c)	2.19%		2.34%		2.44%
Supplemental data
Net assets, end of period (in thousands)	$16		$18		$47		$161		$182		$392		$1,575
Portfolio turnover	4%		2%		11%		0%		8%		14%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.10		$11.54		$11.48		$11.38		$10.86		$10.95		$10.57
Income from investment operations:
Net investment income	0.12		0.23		0.22		0.02		0.24		0.26		0.26
Net realized and unrealized gain (loss)	0.12		(0.37)		0.08		0.10		0.52		(0.09)		0.38
Total from investment operations	0.24		(0.14)		0.30		0.12		0.76		0.17		0.64
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)		(0.22)		(0.02)		(0.24)		(0.26)		(0.26)
Net realized gains	—		(0.07)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.12)		(0.30)		(0.24)		(0.02)		(0.24)		(0.26)		(0.26)
Net asset value, end of period	$11.22		$11.10		$11.54		$11.48		$11.38		$10.86		$10.95
Total return	2.13%		(1.16%)		2.63%		1.08%		7.06%		1.54%		6.13%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.72%		1.70%		1.70	%(c)	1.73%		1.67%		1.62%
Total net expenses(d)	1.56	%(c)(e)	1.56	%(e)	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)
Net investment income	2.06	%(c)	2.11%		1.93%		2.29	%(c)	2.15%		2.35%		2.41%
Supplemental data
Net assets, end of period (in thousands)	$3,949		$4,044		$5,601		$4,694		$4,739		$3,544		$2,499
Portfolio turnover	4%		2%		11%		0%		8%		14%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.08		$11.52		$11.43
Income from investment operations:
Net investment income	0.17		0.35		0.04
Net realized and unrealized gain (loss)	0.13		(0.38)		0.09
Total from investment operations	0.30		(0.03)		0.13
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.04)
Net realized gains	—		(0.07)		—
Total distributions to shareholders	(0.17)		(0.41)		(0.04)
Net asset value, end of period	$11.21		$11.08		$11.52
Total return	2.74%		(0.19%)		1.12%
Ratios to average net assets(b)
Total gross expenses	0.72	%(c)	0.72%		0.56	%(c)
Total net expenses(d)	0.56	%(c)(e)	0.56	%(e)	0.52	%(c)
Net investment income	3.12	%(c)	3.18%		2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$678		$77		$3
Portfolio turnover	4%		2%		11%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.09		$11.54		$11.47		$11.38		$10.85		$10.94		$10.57
Income from investment operations:
Net investment income	0.17		0.34		0.34		0.03		0.35		0.37		0.37
Net realized and unrealized gain (loss)	0.12		(0.38)		0.08		0.09		0.53		(0.09)		0.37
Total from investment operations	0.29		(0.04)		0.42		0.12		0.88		0.28		0.74
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.33)		(0.03)		(0.35)		(0.37)		(0.37)
Net realized gains	—		(0.07)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.17)		(0.41)		(0.35)		(0.03)		(0.35)		(0.37)		(0.37)
Net asset value, end of period	$11.21		$11.09		$11.54		$11.47		$11.38		$10.85		$10.94
Total return	2.65%		(0.26%)		3.75%		1.08%		8.23%		2.56%		7.10%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.72%		0.70%		0.69	%(c)	0.73%		0.67%		0.62%
Total net expenses(d)	0.56	%(c)(e)	0.56	%(e)	0.55	%(e)	0.54	%(c)	0.54	%(e)	0.55	%(e)	0.53	%(e)
Net investment income	3.06	%(c)	3.09%		2.93%		3.29	%(c)	3.16%		3.36%		3.42%
Supplemental data
Net assets, end of period (in thousands)	$174,431		$177,502		$281,126		$308,836		$306,166		$264,505		$278,479
Portfolio turnover	4%		2%		11%		0%		8%		14%		12%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia AMT-Free Virginia Intermediate Muni Bond Fund (formerly known as Columbia Virginia Intermediate Municipal Bond Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective July 7, 2014, Columbia Virginia Intermediate Municipal Bond Fund was renamed Columbia AMT-Free Virginia Intermediate Muni Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

Semiannual Report 2014
23

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective

Semiannual Report 2014
24

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $680.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,702 for Class A and $82 for Class C shares for the six months ended October 31, 2014.

Semiannual Report 2014
25

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $208,954,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,011,000
Unrealized depreciation	(571,000)
Net unrealized appreciation	$16,440,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	263,997

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $7,946,899 and $9,627,974, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 79.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Semiannual Report 2014
26

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory

Semiannual Report 2014
27

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
28

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
29

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR239_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia Short Term Municipal Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	33
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Short Term Municipal Bond Fund (the Fund) Class A shares returned 0.22% excluding sales charges for the six months ended October 31, 2014. The Fund's Class Z shares returned 0.45% for the same time period.

>  The Fund's benchmark, the Barclays 1-3 Year Municipal Bond Index, returned 0.43% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/02/93
Excluding sales charges		0.22	0.59	1.09	2.07
Including sales charges		-0.82	-0.45	0.88	1.97
Class B	10/12/93	-0.06	-0.16	0.34	1.31
Class C	05/19/94
Excluding sales charges		-0.06	-0.06	0.36	1.32
Including sales charges		-1.06	-1.06	0.36	1.32
Class R4*	03/19/13	0.45	0.94	1.34	2.32
Class R5*	11/08/12	0.50	0.94	1.39	2.35
Class Z	10/07/93	0.45	0.94	1.36	2.33
Barclays 1-3 Year Municipal Bond Index		0.43	0.96	1.44	2.47

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio Overview

(Unaudited)

Top Ten States (%) (at October 31, 2014)
New York	23.4
Illinois	11.5
California	6.7
New Jersey	6.4
Texas	5.5
Florida	5.5
Washington	4.3
Michigan	3.6
Connecticut	2.9
Massachusetts	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at October 31, 2014)
AAA rating	5.9
AA rating	27.2
A rating	48.9
BBB rating	3.9
Not rated	14.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Catherine Stienstra

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.20	1,021.53	3.68	3.72	0.73
Class B	1,000.00	1,000.00	999.40	1,017.74	7.46	7.53	1.48
Class C	1,000.00	1,000.00	999.40	1,017.74	7.46	7.53	1.48
Class R4	1,000.00	1,000.00	1,004.50	1,022.79	2.43	2.45	0.48
Class R5	1,000.00	1,000.00	1,005.00	1,023.29	1.92	1.94	0.38
Class Z	1,000.00	1,000.00	1,004.50	1,022.79	2.43	2.45	0.48

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 84.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.9%
Alabama 21st Century Authority Revenue Bonds Series 2012A 06/01/18	5.000%	1,250,000	1,416,325
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A 03/01/17	5.000%	4,560,000	5,035,836
03/01/18	5.000%	7,510,000	8,550,135
Auburn University Revenue Bonds Series 2012A 06/01/16	5.000%	3,000,000	3,219,240
Total			18,221,536
Alaska 0.8%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A 04/01/16	5.000%	2,500,000	2,662,100
City of Anchorage Unlimited General Obligation Refunding Bonds General Purpose Series 2014B(a) 09/01/19	5.000%	3,645,000	4,295,851
City of Valdez Refunding Revenue Bonds BP Pipelines, Inc. Project Series 2003 01/01/16	5.000%	9,200,000	9,699,836
Total			16,657,787
Arizona 0.8%
Arizona School Facilities Board Certificate of Participation Series 2008 09/01/18	5.750%	5,935,000	6,970,361
Refunding Certificate of Participation Series 2013A-1 09/01/16	4.000%	1,500,000	1,596,240
County of Pima Sewer System Revenue Bonds Series 2012A 07/01/16	3.000%	450,000	469,566
07/01/16	4.000%	500,000	530,040
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A 07/01/18	5.000%	1,845,000	2,037,673

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM) 10/01/15	5.000%	5,000,000	5,219,200
Refunding Certificate of Participation Department of Administration Series 2013B 10/01/15	4.000%	200,000	206,590
10/01/16	5.000%	175,000	189,177
Total			17,218,847
California 6.2%
Brea Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Series 2013 08/01/17	5.000%	950,000	1,061,834
08/01/18	5.000%	995,000	1,145,275
California Health Facilities Financing Authority Revenue Bonds City of Hope Obligation Group Series 2012A 11/15/14	5.000%	500,000	501,007
California Health Facilities Financing Authority(b) Revenue Bonds St. Joseph Health Systems Series 2013B 07/01/43	5.000%	4,000,000	4,520,720
California State Public Works Board Refunding Revenue Bonds Department of Corrections Series 2012 06/01/15	5.000%	2,080,000	2,138,490
Richmond Laboratory Project Series 2012 11/01/14	3.000%	1,445,000	1,445,119
11/01/15	4.000%	2,035,000	2,112,635
Revenue Bonds Various Capital Projects Series 2011A 10/01/16	4.000%	2,000,000	2,139,120
Series 2013I 11/01/17	5.000%	750,000	844,282
Subordinated Series 2010A-1 03/01/15	5.000%	3,000,000	3,048,360
03/01/16	5.000%	1,325,000	1,408,170
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT(c) 03/01/17	5.000%	5,415,000	5,949,027

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Revenue Bonds GNMA Mortgage Issue Series 1998A Escrowed to Maturity AMT(c) 07/01/16	8.000%	12,810,000	14,349,762
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM) 12/01/15	3.000%	1,000,000	1,029,450
12/01/16	4.000%	1,000,000	1,071,610
12/01/17	4.000%	1,235,000	1,354,709
Northern California Power Agency Revenue Bonds Series 2010A 07/01/15	4.000%	1,355,000	1,390,122
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013 09/01/15	5.000%	4,500,000	4,673,295
09/01/16	5.000%	3,300,000	3,561,954
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2012 Series 2013 08/01/15	4.000%	1,470,000	1,504,457
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC) 11/01/16	5.000%	8,160,000	8,916,024
Sacramento City Financing Authority Refunding Revenue Bonds EPA Building Series 2013A 05/01/15	4.000%	1,250,000	1,274,087
05/01/16	4.000%	750,000	790,418
State of California Unlimited General Obligation Bonds Series 2010 11/01/14	4.000%	1,250,000	1,250,139
Various Purpose Series 2005 03/01/15	5.000%	4,000,000	4,065,080
Series 2011 10/01/16	5.000%	20,000,000	21,776,800
Series 2013 02/01/18	5.000%	10,000,000	11,345,000
02/01/19	5.000%	6,650,000	7,727,765
Series 2014 10/01/18	5.000%	5,000,000	5,778,750
10/01/19	5.000%	8,460,000	9,981,362
Total			128,154,823

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 0.9%
Denver Urban Renewal Authority Tax Allocation Bonds Stapleton Senior Series 2013A-1 12/01/14	5.000%	2,500,000	2,510,037
12/01/15	5.000%	1,670,000	1,753,016
Denver Wastewater Management Division Department of Public Works Revenue Bonds Series 2012 11/01/14	5.000%	2,440,000	2,440,340
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC)(d) 09/01/16	0.000%	4,460,000	4,356,037
Regional Transportation District Certificate of Participation Series 2010A 06/01/15	5.000%	1,420,000	1,459,945
06/01/16	5.000%	2,010,000	2,155,001
Refunding Certificate of Participation Series 2013A 06/01/16	5.000%	3,045,000	3,264,666
Total			17,939,042
Connecticut 2.1%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B 08/15/15	4.000%	2,500,000	2,575,450
08/15/17	5.000%	5,000,000	5,561,900
City of New Haven Unlimited General Obligation Bonds Series 2013A 08/01/15	5.000%	3,135,000	3,240,399
Unlimited General Obligation Refunding Bonds Series 2006 (AMBAC) 11/01/15	5.000%	2,325,000	2,427,625
Connecticut Housing Finance Authority Revenue Bonds Subordinated Series 2012D-1 11/15/14	0.850%	3,215,000	3,215,854
11/15/15	1.200%	3,710,000	3,742,574
Connecticut Housing Finance Authority(a) Refunding Revenue Bonds Series 2014 11/15/44	4.000%	4,750,000	5,201,392
State of Connecticut Unlimited General Obligation Refunding Bonds Series 2014C 12/15/18	5.000%	5,200,000	6,034,444

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut(b) Unlimited General Obligation Bonds Series 2011A 05/15/15	0.550%	11,265,000	11,287,192
Total			43,286,830
District of Columbia 0.3%
District of Columbia Prerefunded 01/01/16 Certificate of Participation Series 2006 (NPFGC) 01/01/17	5.250%	5,925,000	6,269,183
Florida 5.5%
Citizens Property Insurance Corp. Revenue Bonds High Risk Senior Secured Series 2010A-1 06/01/15	5.000%	13,750,000	14,134,313
Series 2010A-1 (AGM) 06/01/15	5.000%	6,155,000	6,328,140
Senior Secured Series 2012A-1 06/01/17	5.000%	15,000,000	16,601,400
City of Jacksonville Refunding Revenue Bonds Better Jacksonville Series 2012 10/01/17	5.000%	2,000,000	2,245,980
Series 2012C 10/01/15	5.000%	1,000,000	1,044,220
Revenue Bonds Series 2010A-1 10/01/16	5.000%	5,000,000	5,438,150
City of Tampa Revenue Bonds Baycare Health Systems Series 2010 11/15/16	5.000%	2,000,000	2,187,280
Florida Department of Environmental Protection Refunding Revenue Bonds Florida Forever Series 2011B 07/01/15	5.000%	15,335,000	15,831,394
Series 2012A 07/01/16	4.000%	13,915,000	14,746,282
07/01/17	4.000%	14,470,000	15,753,344
Florida HomeLoan Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC) 07/01/28	5.000%	2,030,000	2,168,365

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Municipal Loan Council Revenue Bonds 9B Design-Build-Finance Project Series 2012 08/15/16	1.750%	9,250,000	9,374,875
Pasco County School Board Revenue Bonds Series 2013 10/01/18	5.000%	1,000,000	1,149,090
Southeast Overtown Park West Community Redevelopment Agency(e) Tax Allocation Bonds Series 2014A-1 03/01/15	3.000%	1,250,000	1,259,700
Series 2014A-2 03/01/16	4.000%	2,000,000	2,075,640
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23 10/01/17	5.000%	3,000,000	3,370,830
Total			113,709,003
Georgia 1.7%
Burke County Development Authority Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 2012(b) 11/01/48	1.550%	5,000,000	5,054,700
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2011A 01/01/19	5.000%	4,000,000	4,628,240
Floyd County Development Authority Revenue Bonds Georgia Power Company Plant Hammond Project Series 2012(b) 07/01/22	0.850%	4,750,000	4,767,480
Municipal Electric Authority of Georgia Revenue Bonds Combined Cycle Project Series 2012A 11/01/14	4.000%	1,000,000	1,000,111
11/01/15	4.000%	3,045,000	3,161,776
Unrefunded Revenue Bonds Series 1998Y (AGM) 01/01/17	6.500%	3,965,000	4,195,644
State of Georgia Unlimited General Obligation Bonds Series 2014A-1 02/01/18	5.000%	10,000,000	11,376,200
Total			34,184,151

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam 0.1%
Antonio B. Won Pat International Airport Authority Revenue Bonds General Series 2013C AMT(c)(f) 10/01/15	4.000%	1,000,000	1,030,750
Illinois 11.4%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Series 2004A (NPFGC) 12/01/15	5.000%	1,700,000	1,706,698
Series 2010F 12/01/15	5.000%	2,000,000	2,095,240
Chicago Board of Education(d) Unlimited General Obligation Bonds Capital Appreciation-School Reform Series 1997A (AMBAC) 12/01/14	0.000%	7,085,000	7,081,544
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2004B (AMBAC) 01/01/18	5.000%	5,120,000	5,159,526
Chicago Midway International Airport(b) Prerefunded 01/01/15 Revenue Bonds 2nd Lien Series 2010B 01/01/34	5.000%	10,250,000	10,332,102
Chicago O'Hare International Airport Revenue Bonds General 3rd Lien Series 2011B 01/01/17	5.000%	2,500,000	2,735,275
Chicago O'Hare International Airport(c) Refunding Revenue Bonds General 2nd Lien Series 2012A AMT 01/01/17	5.000%	8,000,000	8,732,880
01/01/18	5.000%	11,340,000	12,712,480
General Senior Lien Series 2013A AMT 01/01/16	5.000%	3,875,000	4,086,924
Passenger Facility Charge Series 2012 AMT 01/01/17	5.000%	13,125,000	14,327,381
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC) 12/01/15	5.250%	3,165,000	3,316,635

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5307 Series 2006 (AMBAC) 06/01/15	5.000%	2,615,000	2,684,637
Unrefunded Revenue Bonds Federal Transit Administration Series 2006 (AMBAC) 06/01/17	5.000%	2,875,000	3,123,026
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2001 (NPFGC) 01/01/18	5.500%	1,750,000	1,998,378
City of Chicago Waterworks Revenue Bonds 2nd Lien Project Series 2014 11/01/18	4.000%	1,000,000	1,105,020
City of Chicago Unlimited General Obligation Bonds Series 2007D (AMBAC) 12/01/16	5.000%	2,695,000	2,903,566
Series 2010A 12/01/16	5.000%	2,500,000	2,693,475
Unlimited General Obligation Refunding Bonds Project Series 2006A (AGM) 01/01/18	4.250%	1,350,000	1,401,719
Series 1996A-2 (AMBAC) 01/01/18	5.500%	7,125,000	7,735,541
Series 2005A (AGM) 01/01/16	5.000%	4,000,000	4,030,320
Cook County Community High School District No. 228 Bremen Limited General Obligation Bonds Series 2014B 12/01/16	5.000%	1,250,000	1,360,188
12/01/17	5.000%	2,000,000	2,230,420
County of Cook Unlimited General Obligation Bonds Capital Equipment Series 2009D 11/15/14	5.000%	3,000,000	3,005,990
Illinois Finance Authority Refunding Revenue Bonds DePaul University Series 2004A 10/01/15	5.375%	2,000,000	2,092,360
Revenue Bonds Art Institute of Chicago Series 2010A 03/01/15	5.000%	3,200,000	3,250,784
Series 2012A 03/01/15	5.000%	1,000,000	1,015,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority(b) Revenue Bonds Ascension Health Series 2012E 11/15/42	5.000%	2,750,000	2,815,093
11/15/42	5.000%	2,000,000	2,215,940
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/15	5.000%	3,615,000	3,709,207
06/01/16	5.000%	8,280,000	8,823,913
Regional Transportation Authority Revenue Bonds Series 2003B 06/01/19	5.500%	3,945,000	4,675,969
Series 2006A (NPFGC) 07/01/18	5.000%	4,970,000	5,326,448
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B 06/15/17	5.000%	9,000,000	9,853,020
State of Illinois Unlimited General Obligation Bonds Series 2014 02/01/18	4.000%	2,750,000	2,959,743
04/01/18	5.000%	10,000,000	11,110,300
04/01/19	5.000%	10,000,000	11,156,800
Unlimited General Obligation Refunding Bonds 1st Series 2002 (XLCA) 08/01/15	5.500%	7,825,000	8,113,430
Series 2006 01/01/16	5.000%	4,655,000	4,883,188
Series 2010 01/01/16	5.000%	14,600,000	15,315,692
Series 2010 (AGM) 01/01/16	5.000%	4,250,000	4,460,418
Series 2012 08/01/15	5.000%	5,450,000	5,630,504
08/01/16	5.000%	20,000,000	21,407,000
Total			235,374,714
Indiana 1.3%
Indiana Finance Authority Refunding Revenue Bonds Indianapolis Power & Light Co. Series 2009C 01/01/16	4.900%	10,000,000	10,508,700
Series 2008A-1 11/01/16	5.000%	2,665,000	2,900,719
Revenue Bonds 2nd Lien-CWA Authority, Inc. Series 2011C 10/01/16	3.000%	10,000,000	10,447,800

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Health System Obligation Group Series 2013 08/15/15	4.000%	500,000	514,940
08/15/16	5.000%	1,000,000	1,081,820
Ivy Tech Community College Revenue Bonds Student Fee Series 2013R-1 07/01/17	5.000%	1,000,000	1,113,960
Total			26,567,939
Iowa 1.4%
Iowa Finance Authority Revenue Bonds Genesis Health System Series 2010 07/01/15	5.000%	1,075,000	1,108,766
07/01/16	5.000%	1,150,000	1,232,582
Iowa Student Loan Liquidity Corp. Revenue Bonds Series 2009-1 12/01/14	3.750%	5,050,000	5,063,345
12/01/14	5.000%	5,475,000	5,495,506
Iowa Student Loan Liquidity Corp.(c) Revenue Bonds Senior Series 2011A-1 AMT 12/01/15	3.500%	15,855,000	16,126,913
Total			29,027,112
Kentucky 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B(b) 05/01/39	5.000%	2,000,000	2,002,640
Kentucky State Property & Building Commission Refunding Revenue Bonds Project No. 100 Series 2011A 08/01/18	5.000%	2,500,000	2,858,825
Total			4,861,465
Louisiana 1.4%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A 05/01/16	5.000%	4,505,000	4,801,024
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Series 2010B 11/01/15	2.875%	2,750,000	2,799,967
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC) 06/01/17	5.000%	6,090,000	6,508,322
Orleans Parish Parishwide School District Unlimited General Obligation Refunding Bonds Series 2010 (AGM) 09/01/15	4.000%	8,240,000	8,480,608
09/01/16	5.000%	3,785,000	4,071,979
Regional Transit Authority Revenue Bonds Sales Tax Series 2010 (AGM) 12/01/15	4.000%	1,150,000	1,194,102
12/01/16	4.000%	1,000,000	1,067,080
Total			28,923,082
Maine 0.4%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2010B Escrowed to Maturity 07/01/15	5.000%	330,000	340,636
07/01/15	5.000%	50,000	51,602
07/01/16	4.000%	335,000	355,184
07/01/16	4.000%	50,000	52,987
Unrefunded Revenue Bonds Series 2010B 07/01/15	5.000%	3,075,000	3,173,707
07/01/16	4.000%	3,170,000	3,357,188
Total			7,331,304
Maryland 1.4%
County of Charles Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2012 03/01/18	5.000%	4,395,000	5,008,410
State of Maryland Unlimited General Obligation Bonds 1st Series 2014A 03/01/19	5.000%	6,465,000	7,558,102
Series 2011B 08/01/18	5.000%	11,000,000	12,694,330
University System of Maryland Revenue Bonds Series 2012C 04/01/18	5.000%	3,605,000	4,115,649
Total			29,376,491
Massachusetts 2.4%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2013A 04/01/18	5.000%	4,400,000	5,021,632

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Massachusetts(b) Unlimited General Obligation Refunding Bonds Series 2011A 02/01/15	0.710%	2,000,000	2,001,620
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Series 2012C 07/01/15	5.000%	2,000,000	2,051,100
07/01/16	5.000%	1,600,000	1,693,168
Massachusetts Development Finance Agency(b) Revenue Bonds Tufts University Series 2011P 02/15/36	3.000%	3,700,000	3,826,355
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I 01/01/16	5.250%	12,500,000	13,171,625
Massachusetts Educational Financing Authority(c) Revenue Bonds Education Loan Series 2014-I AMT 01/01/18	4.000%	1,500,000	1,617,465
01/01/19	5.000%	2,000,000	2,241,220
Massachusetts Housing Finance Agency Revenue Notes Construction Loan Notes Series 2012F 12/01/14	0.650%	2,053,000	2,053,261
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project No. 6 Series 2012A 07/01/15	5.000%	1,500,000	1,548,345
07/01/16	5.000%	3,000,000	3,226,890
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2010E AMT(c) 07/01/15	5.000%	4,000,000	4,127,560
Massachusetts Water Pollution Abatement Trust (The) Refunding Revenue Bonds Pool Program Series 2004A 02/01/18	5.250%	3,670,000	4,204,462
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC) 11/01/15	5.000%	3,000,000	3,144,600
Total			49,929,303

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 3.4%
Michigan Finance Authority Refunding Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-5 07/01/18	5.000%	2,165,000	2,431,836
Series 2014H-1 10/01/19	5.000%	1,415,000	1,645,928
State Revolving Fund Drinking Water Series 2012 10/01/18	5.000%	3,640,000	4,204,637
Revenue Bonds Unemployment Obligation Assessment Series 2012 07/01/15	5.000%	20,000,000	20,650,200
Michigan State Building Authority Refunding Revenue Bonds Facilities Program Series 2013I-A 10/15/15	5.000%	5,550,000	5,800,471
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group Series 2010 11/15/15	5.000%	2,000,000	2,096,360
Michigan State Hospital Finance Authority(b) Revenue Bonds Ascension Health Senior Care Group Series 1999 11/15/33	0.900%	5,000,000	5,011,050
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D 09/01/17	5.000%	1,400,000	1,561,294
Royal Oak School District(a) Unlimited General Obligation Refunding Bonds Series 2014 05/01/18	5.000%	1,000,000	1,135,780
05/01/19	5.000%	450,000	521,703
State of Michigan Trunk Line Refunding Revenue Bonds Series 2014 11/15/18	5.000%	5,180,000	5,995,384
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metropolitan Airport Series 2010C 12/01/14	5.000%	12,805,000	12,856,150
Series 2010C (AGM) 12/01/15	5.000%	4,780,000	5,017,709
Total			68,928,502

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.3%
Minneapolis-St. Paul Metropolitan Airports Commission Refunding Revenue Bonds Subordinated Series 2010D AMT(c) 01/01/16	5.000%	5,160,000	5,415,472
Moorhead Independent School District No. 152 Unlimited General Obligation Refunding Bonds School Buildings Series 2014A 04/01/18	5.000%	3,285,000	3,749,138
State of Minnesota Refunding Revenue Bonds Appropriation Series 2012B 03/01/16	4.000%	9,820,000	10,301,376
03/01/17	5.000%	6,625,000	7,314,662
Total			26,780,648
Mississippi 0.1%
Mississippi Development Bank Revenue Bonds Marshall County Industrial Development Authority Series 2012 01/01/16	4.000%	1,500,000	1,563,510
Missouri 0.2%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2013 07/01/16	5.000%	1,325,000	1,420,837
07/01/17	5.000%	715,000	794,873
07/01/18	5.000%	765,000	871,029
Kansas City Airport Revenue Refunding Revenue Bonds General Improvement Series 2013B 09/01/16	5.000%	410,000	444,071
Total			3,530,810
Nebraska 0.2%
Nebraska Investment Finance Authority Revenue Bonds Series 2014A 03/01/44	3.000%	4,750,000	4,968,738
Nevada 2.3%
Clark County School District Limited General Obligation Refunding Bonds Series 2014A 06/15/18	5.000%	10,000,000	11,412,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds Series 2014B 06/15/18	5.000%	15,000,000	17,119,350
County of Clark Department of Aviation Revenue Bonds Series 2014B 07/01/18	5.000%	5,000,000	5,712,400
Las Vegas Convention & Visitors Authority Refunding Revenue Bonds Series 2005 (AMBAC) 07/01/17	5.000%	13,380,000	13,797,590
Total			48,042,240
New Jersey 4.8%
City of Newark Unlimited General Obligation Refunding Bonds Qualified General Improvement Series 2013A 07/15/15	5.000%	2,000,000	2,066,100
07/15/16	5.000%	5,845,000	6,282,148
City of Trenton Unlimited General Obligation Refunding Bonds Series 2013 07/15/15	3.000%	1,000,000	1,019,200
07/15/16	4.000%	1,100,000	1,162,128
County of Union Unlimited General Obligation Bonds Series 2012B 03/01/15	3.000%	4,060,000	4,097,636
03/01/16	3.000%	4,080,000	4,221,658
New Brunswick Parking Authority Refunding Revenue Bonds City Guaranteed Parking Series 2012 09/01/15	3.000%	1,500,000	1,531,605
New Jersey Building Authority Refunding Revenue Bonds Series 2013A 06/15/17	5.000%	5,500,000	6,066,225
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2010DD-1 12/15/17	5.000%	4,435,000	4,941,787
Transportation Project Sublease Series 2008A 05/01/17	5.000%	11,345,000	12,436,162
New Jersey Higher Education Student Assistance Authority(c) Revenue Bonds Senior Series 2013-1A AMT 12/01/16	4.000%	1,000,000	1,064,500
12/01/17	5.000%	2,780,000	3,094,891

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey State Turnpike Authority Revenue Bonds Series 2013D(b) 01/01/22	0.580%	4,000,000	4,010,000
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A Escrowed to Maturity (NPFGC) 09/15/17	5.000%	8,770,000	9,855,989
Prerefunded 09/15/15 Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A (NPFGC) 09/15/16	5.000%	6,500,000	6,773,975
09/15/18	5.000%	4,450,000	4,637,567
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A 09/15/18	5.000%	3,500,000	3,962,875
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2004B (NPFGC) 12/15/16	5.500%	9,600,000	10,523,136
Unrefunded Revenue Bonds Transportation System Series 1999 06/15/16	5.750%	4,860,000	5,242,871
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2004A 06/15/15	5.000%	3,000,000	3,064,470
Series 2008A 06/15/17	5.000%	1,935,000	2,137,846
Total			98,192,769
New York 14.0%
City of New York Prerefunded 02/01/16 Unlimited General Obligation Bonds Series 2005G 08/01/18	5.000%	15,000	15,887
Unlimited General Obligation Bonds Series 2005J (FGIC) 03/01/16	5.000%	8,000,000	8,127,600
Series 2009C 08/01/17	5.000%	12,000,000	13,395,720
Series 2009E 08/01/15	5.000%	3,500,000	3,626,280
Series 2010B 08/01/17	5.000%	5,000,000	5,581,550
Series 2013E 08/01/18	5.000%	4,000,000	4,591,080
08/01/18	5.000%	5,960,000	6,840,709

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2004 Escrowed to Maturity 03/01/15	5.000%	2,705,000	2,748,740
Subordinated Series 2004H-B 03/01/19	5.000%	8,500,000	9,840,620
Subordinated Series 2005F-1 09/01/16	5.000%	3,350,000	3,482,459
Subordinated Series 2008I-1 02/01/17	5.000%	8,635,000	9,482,698
Unlimited General Obligation Refunding Bonds Fiscal 2015 Series 2014A 08/01/18	5.000%	4,645,000	5,331,392
Series 2012F 08/01/18	5.000%	1,675,000	1,922,515
Unrefunded Unlimited General Obligation Bonds Series 2005G 08/01/18	5.000%	3,635,000	3,844,340
Subordinated Series 2004 03/01/15	5.000%	3,795,000	3,856,024
City of Yonkers Limited General Obligation Refunding Bonds Series 2012A 07/01/15	4.000%	1,250,000	1,280,862
County of Monroe Limited General Obligation Refunding Bonds Series 2012 03/01/15	5.000%	1,000,000	1,015,330
County of Rockland Limited General Obligation Bonds Series 2014A (AGM) 03/01/17	5.000%	1,825,000	1,997,992
03/01/18	5.000%	1,825,000	2,049,055
03/01/19	5.000%	2,000,000	2,291,440
County of Suffolk Limited General Obligation Bonds Public Improvement Series 2013B 10/15/15	3.000%	3,870,000	3,964,351
10/15/16	3.000%	3,905,000	4,076,742
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012 05/01/15	5.000%	2,000,000	2,048,800
05/01/17	5.000%	3,000,000	3,328,920
Long Island Power Authority Revenue Bonds Series 2012B 09/01/16	5.000%	6,755,000	7,282,228
Metropolitan Transportation Authority Revenue Bonds Series 2005A (AMBAC) 11/15/18	5.500%	5,000,000	5,878,150
Series 2008A 11/15/18	5.000%	2,125,000	2,456,309

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012E 11/15/16	4.000%	1,000,000	1,071,920
11/15/17	5.000%	1,000,000	1,128,910
Subordinated Series 2012B-2 11/01/16	5.000%	8,085,000	8,828,982
Transportation Series 2005G 11/15/18	5.000%	2,900,000	3,352,139
Series 2010D 11/15/18	5.000%	1,890,000	2,184,670
Series 2014B 11/15/18	5.000%	1,000,000	1,155,910
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A 02/15/15	5.000%	4,500,000	4,562,415
New York City Industrial Development Agency Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT(c) 07/01/18	5.000%	4,655,000	5,135,815
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2012E-1 02/01/19	5.000%	4,750,000	5,507,292
New York State Dormitory Authority Revenue Bonds General Purpose Series 2014A 02/15/18	5.000%	14,250,000	16,180,020
Mount Sinai School of Medicine Series 2010A 07/01/15	5.000%	1,000,000	1,031,340
07/01/16	5.000%	2,645,000	2,836,313
Series 2012B 03/15/16	5.000%	4,750,000	5,057,752
New York State Housing Finance Agency Revenue Bonds Affordable Housing Series 2012E 11/01/16	1.100%	2,100,000	2,123,982
New York State Thruway Authority Revenue Bonds General 2nd Series 2005B 04/01/16	5.000%	4,500,000	4,694,085
Series 2012I 01/01/17	5.000%	1,000,000	1,094,340
Local Highway & Bridge Series 2012A 04/01/15	4.000%	10,000,000	10,160,300
Series 2007H (NPFGC) 01/01/19	5.000%	6,240,000	6,995,227

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013A 05/01/19	5.000%	10,000,000	11,569,600
Series 2014J 01/01/19	5.000%	1,200,000	1,380,012
Transportation Series 2008A 03/15/17	5.000%	1,000,000	1,104,970
Unrefunded Revenue Bonds General 2nd Series 2005B (NPFGC) 04/01/17	5.000%	5,960,000	6,215,922
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2010A 03/15/19	5.000%	13,235,000	15,428,436
Series 2013E 03/15/17	5.000%	15,000,000	16,574,550
Port Authority of New York & New Jersey Revenue Bonds Consolidated 172nd Series 2012 AMT(c) 10/01/17	5.000%	5,000,000	5,594,100
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2011B 06/01/16	5.000%	20,000,000	21,479,800
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2012B 11/15/17	5.000%	3,325,000	3,752,030
Utica School District Unlimited General Obligation Refunding Bonds Series 2013 07/01/15	2.000%	1,000,000	1,009,030
07/01/16	3.000%	1,000,000	1,029,440
Total			288,597,095
North Carolina 1.7%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	3,740,000	4,232,932
Series 2012D 01/01/16	5.000%	5,875,000	6,192,074
State of North Carolina Refunding Revenue Bonds Series 2011B 11/01/16	5.000%	17,555,000	19,171,815
Revenue Bonds Grant Anticipation Revenue Vehicle Series 2007 (NPFGC) 03/01/18	5.000%	4,500,000	4,950,045
Total			34,546,866

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 1.1%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT(b)(c) 07/01/38	3.500%	22,000,000	22,359,920
Ohio 1.0%
City of Cleveland Limited General Obligation Refunding Bonds Series 2012A 12/01/14	2.000%	865,000	866,323
City of Columbus Unlimited General Obligation Bonds Series 2014A 02/15/18	5.000%	14,710,000	16,753,954
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 (GNMA/FNMA) 11/01/28	5.000%	2,190,000	2,345,994
Total			19,966,271
Oklahoma 0.3%
Cleveland County Educational Facilities Authority Revenue Bonds Moore Public Schools Project Series 2013 06/01/15	5.000%	1,500,000	1,541,925
Norman Public Schools Project Series 2014 07/01/18	5.000%	2,400,000	2,731,704
Oklahoma County Finance Authority Revenue Bonds Midwest City - Delaware City Public Schools Series 2012 03/01/15	2.000%	1,500,000	1,508,730
Total			5,782,359
Pennsylvania 1.3%
City of Philadelphia Water & Wastewater Revenue Bonds Series 2010C (AGM) 08/01/16	5.000%	3,440,000	3,718,055
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73 12/01/18	5.000%	6,650,000	7,672,570
Monroeville Finance Authority Revenue Bonds Series 2012 02/15/18	4.000%	1,250,000	1,378,288

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E 05/15/15	5.000%	4,250,000	4,359,480
Pennsylvania Housing Finance Agency Revenue Bonds Series 2012-114A AMT(c) 04/01/15	1.050%	320,000	320,490
Pennsylvania Industrial Development Authority Refunding Revenue Bonds Economic Development Series 2012 07/01/15	5.000%	2,000,000	2,063,640
Philadelphia Municipal Authority Refunding Revenue Bonds City Agreement Series 2013A 11/15/15	5.000%	2,000,000	2,094,900
11/15/16	5.000%	1,750,000	1,899,747
State Public School Building Authority Revenue Bonds School District of Philadelphia Series 2012 04/01/15	5.000%	1,500,000	1,529,775
04/01/16	5.000%	2,000,000	2,126,300
Total			27,163,245
Rhode Island 0.9%
Rhode Island Economic Development Corp. Revenue Bonds Grant Anticipation-Department of Transportation Series 2006A (NPFGC) 06/15/17	5.000%	16,410,000	17,504,711
South Carolina 1.9%
Berkeley County School District Revenue Bonds Series 2013 12/01/16	4.000%	400,000	428,300
12/01/17	5.000%	500,000	560,675
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2009A-3 01/01/18	5.000%	5,080,000	5,716,829
Series 2009A-4 01/01/19	5.000%	6,645,000	7,644,740
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Palmetto Health Series 2013A 08/01/15	3.000%	1,000,000	1,014,290

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Public Service Authority Refunding Revenue Bonds Santee Cooper Series 2012C 12/01/16	5.000%	5,065,000	5,538,780
Revenue Bonds Santee Cooper Series 2006A Escrowed to Maturity (NPFGC) 01/01/16	5.000%	4,295,000	4,530,925
Series 2009E 01/01/15	5.000%	8,225,000	8,291,869
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2012A 10/01/15	4.000%	6,000,000	6,209,520
Total			39,935,928
Tennessee 0.4%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC) 01/01/15	5.250%	4,550,000	4,588,083
Memphis-Shelby County Airport Authority(c) Refunding Revenue Bonds Series 2010B AMT 07/01/15	4.000%	2,060,000	2,112,262
07/01/16	5.000%	1,000,000	1,072,500
Metropolitan Government of Nashville & Davidson County Water & Sewer Refunding Revenue Bonds Subordinated Lien Series 2012 07/01/16	5.000%	1,250,000	1,346,063
Total			9,118,908
Texas 5.1%
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/15	4.000%	750,000	754,522
01/01/17	5.000%	925,000	1,008,796
City Public Service Board of San Antonio Refunding Revenue Bonds Systems Series 2011 02/01/16	5.000%	4,000,000	4,235,720
City Public Service Board of San Antonio(a) Refunding Revenue Bonds Junior Lien Series 2014 02/01/19	5.000%	13,865,000	16,093,244

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Combined Utility System(b) Refunding Revenue Bonds Combined 1st Lien-SIFMA Series 2012 05/15/34	0.650%	6,000,000	6,025,440
SIFMA Index Series 2012 05/15/34	0.600%	3,500,000	3,501,295
City of Houston Limited General Obligation Refunding Bonds Series 2011A 03/01/16	5.000%	11,470,000	12,184,696
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011 02/15/15	5.000%	1,250,000	1,267,587
Clear Creek Independent School District Unlimited General Obligation Refunding Bonds Series 2012A (Permanent School Fund Guarantee) 02/15/16	5.000%	5,130,000	5,441,494
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2013D 11/01/16	5.000%	1,000,000	1,089,430
Dallas/Fort Worth International Airport(c) Refunding Revenue Bonds Series 2013E AMT 11/01/18	5.000%	20,980,000	24,104,342
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2012 (Permanent School Fund Guarantee)(b) 06/01/30	2.500%	7,500,000	7,595,325
Lower Colorado River Authority Prerefunded Revenue Bonds Series 2010 Escrowed to Maturity 05/15/15	5.000%	5,000	5,129
05/15/15	5.000%	10,000	10,258
Unrefunded Revenue Bonds Series 2010 05/15/15	5.000%	7,125,000	7,310,321
05/15/16	5.000%	6,320,000	6,756,775
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/15	5.000%	2,110,000	2,195,518
10/01/16	5.000%	1,925,000	2,075,188
10/01/17	5.000%	2,865,000	3,173,876
Total			104,828,956

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.2%
Utah Associated Municipal Power Systems Refunding Revenue Bonds Payson Power Project Series 2012 04/01/16	4.000%	4,690,000	4,911,509
Virginia 0.2%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(b) 10/01/33	2.375%	3,335,000	3,395,297
Washington 4.3%
City of Seattle Municipal Light & Power Unrefunded Revenue Refunding & Improvement Bonds Series 2004 (AGM) 08/01/15	5.000%	5,165,000	5,188,707
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010 01/01/15	5.000%	2,900,000	2,923,432
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B 07/01/17	5.000%	30,220,000	33,783,542
Wind Project Series 2014 07/01/16	5.000%	1,000,000	1,072,680
07/01/17	5.000%	1,000,000	1,109,740
07/01/18	5.000%	1,425,000	1,620,310
Port of Seattle Refunding Revenue Bonds Series 2010B AMT(c) 12/01/15	5.000%	5,500,000	5,777,805
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012 12/01/17	4.000%	2,000,000	2,204,060
State of Washington Certificate of Participation State & Local Agencies Series 2012 07/01/16	4.000%	3,500,000	3,710,280
State & Local Agency Personal Property Series 2014B 07/01/18	5.000%	5,000,000	5,710,450
Revenue Bonds 520 Corridor Program Senior Series 2013 09/01/16	5.000%	2,000,000	2,165,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Series 2013C 09/01/19	5.000%	2,000,000	2,343,760
Unlimited General Obligation Bonds Motor Vehicle Fuel Tax Series 2014E 02/01/18	5.000%	4,410,000	5,010,995
Various Purpose Series 2013D 02/01/18	5.000%	2,810,000	3,192,947
Unlimited General Obligation Refunding Bonds Series 2010A 01/01/19	5.000%	5,780,000	6,710,869
Various Purpose Series 2009R 01/01/18	5.000%	4,940,000	5,600,725
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC) 10/01/28	4.700%	770,000	819,727
Total			88,945,829
West Virginia 0.2%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT(b)(c) 01/01/41	2.250%	3,750,000	3,800,250
Wisconsin —%
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds Series 2013A 04/01/15	4.000%	160,000	162,568
04/01/16	4.000%	185,000	194,574
Total			357,142
Wyoming 0.3%
County of Sweetwater Revenue Bonds Series 2013 06/15/15	4.000%	1,485,000	1,516,244
12/15/15	5.000%	2,000,000	2,095,280
12/15/16	5.000%	2,500,000	2,705,650
Total			6,317,174
Total Municipal Bonds (Cost: $1,721,216,416)			1,737,602,039

Municipal Short Term 15.2%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.4%
Charter Oak Unified School District Unlimited General Obligation Bonds BAN Series 2012 10/01/15	0.750%	4,600,000	4,778,894
Monterey Peninsula Unified School District Unlimited General Obligation Bonds BAN Series 2012 11/01/15	0.250%	1,700,000	1,738,284
Sulphur Springs Union School District Unlimited General Obligation Notes BAN Series 2013 01/01/15	0.330%	2,750,000	2,762,402
Total			9,279,580
Connecticut 0.8%
City of Hartford General Obligation Unlimited Notes BAN Series 2014 10/27/15	0.480%	10,000,000	10,150,200
City of New Britain General Obligation Unlimited Notes BAN Series 2014B 03/26/15	0.750%	6,000,000	6,030,240
Total			16,180,440
Indiana 0.4%
County of Posey Refunding Revenue Bonds Midwest Fertilizer Corp. Project Series 2013A(b) 07/01/46	0.300%	8,700,000	8,700,261
Kentucky 0.3%
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013 07/01/17	1.060%	5,550,000	6,123,371
Louisiana 0.8%
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2013 AMT(c) 08/01/15	8.040%	16,100,000	16,293,200
Michigan 0.2%
Michigan Finance Authority Revenue Notes State Aid Withholdings School District Series 2014E 08/20/15	2.370%	3,920,000	3,934,504

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Jersey 1.6%
City of Newark General Obligation Unlimited Notes BAN Series 2014B 06/24/15	0.990%	7,000,000	7,034,230
City of Trenton General Obligation Unlimited Notes BAN Series 2014 06/17/15	0.680%	15,268,500	15,298,732
Township of Berkeley General Obligation Unlimited Notes BAN Series 2014A 08/25/15	0.840%	11,409,928	11,470,971
Total			33,803,933
New York 9.3%
Board of Cooperative Educational Services First Supervisory District Revenue Notes RAN Series 2014 06/26/15	0.660%	6,000,000	6,013,080
Board of Cooperative Educational Services for the Sole Supervisory District Revenue Notes RAN Series 2014 06/18/15	0.580%	10,300,000	10,326,986
07/24/15	0.700%	10,000,000	10,058,600
City of Long Beach General Obligation Limited Notes RAN Series 2014A 09/18/15	1.190%	2,120,000	2,125,703
Limited General Obligation Notes BAN Series 2014 02/18/15	1.470%	1,000,000	1,002,270
City of Rome General Obligation Limited Notes BAN Series 2014 09/04/15	0.670%	12,932,539	12,995,650
County of Nassau General Obligation Limited Notes BAN Series 2014A 02/02/15	0.410%	3,950,000	3,966,037
RAN Series 2014A 03/16/15	0.310%	7,250,000	7,296,110
County of Rockland General Obligation Limited Notes RAN Series 2014 08/12/15	0.870%	9,900,000	9,948,510
TAN Series 2014 03/17/15	0.980%	8,000,000	8,030,480
County of Suffolk General Obligation Limited Notes RAN Series 2014 03/26/15	0.620%	5,425,000	5,444,205

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
TAN Series 2014 09/11/15	0.450%	15,000,000	15,135,600
Delhi Central School District General Obligation Unlimited Notes BAN Series 2014 07/31/15	0.520%	7,750,000	7,777,590
Ellicottville Central School District General Obligation Unlimited Notes BAN Series 2014 06/19/15	0.720%	6,600,000	6,632,736
Franklin County Solid Waste Management Authority Revenue Notes BAN Series 2014 AMT(c) 03/31/15	1.090%	3,865,000	3,863,454
Jamestown City School District General Obligation Unlimited Notes BAN Series 2014B 07/30/15	0.490%	9,390,000	9,425,588
Lewiston-Porter Central School District General Obligation Unlimited Notes BAN Series 2014A 07/23/15	0.720%	6,080,000	6,114,534
Orange & Ulster Counties Board Cooperative Educational Services Sole Supervisory District Revenue Notes RAN Series 2014B 07/31/15	0.710%	11,000,000	11,023,540
Salmon River Central School District General Obligation Unlimited Notes RAN Series 2014 06/18/15	0.710%	9,000,000	9,016,110
Shoreham-Wading River Central School District General Obligation Unlimited Notes TAN Series 2014 06/25/15	0.630%	4,000,000	4,022,720
Suffolk County Water Authority Revenue Bonds BAN Series 2013B 01/15/15	0.210%	5,000,000	5,029,050
Town of Ramapo Limited General Obligation Notes BAN Series 2014B 05/27/15	3.340%	3,860,000	3,885,746
Utica School District General Obligation Unlimited Notes RAN Series 2014 06/24/15	0.860%	10,000,000	10,024,800
Village of Arcade General Obligation Limited Notes BAN Series 2014 08/20/15	0.820%	4,770,000	4,795,949

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Village of East Rochester General Obligation Limited Notes BAN Series 2014 05/29/15	0.660%	6,500,000	6,522,100
Watervliet City School District General Obligation Unlimited Notes BAN Series 2014 06/25/15	0.740%	10,450,000	10,467,242
Total			190,944,390
Pennsylvania 1.0%
Clarion County Industrial Development Authority Revenue Bonds Student Housing BAN Series 2014 05/01/16	1.010%	5,000,000	5,003,650
Pennsylvania Economic Development Financing Authority Revenue Bonds Waste Management, Inc. Project VRDN Series 2013 AMT(b)(c) 08/01/45	0.400%	4,000,000	4,000,000
School District of the City of Erie (The) General Obligation Limited Notes TRAN Series 2014 06/30/15	0.690%	11,500,000	11,523,115
Total			20,526,765

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Texas 0.4%
Mission Economic Development Corp. Revenue Bonds Republic Services, Inc. VRDN Series 2008A(b) 01/01/20	0.300%	9,000,000	9,000,000
Total Municipal Short Term (Cost: $314,432,416)			314,786,444
Money Market Funds 0.6%
		Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, 0.010%(g)		11,369,056	11,369,056
Total Money Market Funds (Cost: $11,369,056)			11,369,056
Total Investments (Cost: $2,047,017,888)			2,063,757,539
Other Assets & Liabilities, Net			(4,888,623)
Net Assets			2,058,868,916

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Variable rate security.

(c)  Income from this security may be subject to alternative minimum tax.

(d)  Zero coupon bond.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $3,335,340 or 0.16% of net assets.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $1,030,750 or 0.05% of net assets.

(g)  The rate shown is the seven-day current annualized yield at October 31, 2014.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAN  Bond Anticipation Note

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Abbreviation Legend (continued)

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

TRAN  Tax & Revenue Anticipation Note

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	1,737,602,039	—	1,737,602,039
Total Bonds	—	1,737,602,039	—	1,737,602,039
Short-Term Securities
Municipal Short Term	—	314,786,444	—	314,786,444
Total Short-Term Securities	—	314,786,444	—	314,786,444
Mutual Funds
Money Market Funds	11,369,056	—	—	11,369,056
Total Mutual Funds	11,369,056	—	—	11,369,056
Total	11,369,056	2,052,388,483	—	2,063,757,539

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $2,047,017,888)	$2,063,757,539
Receivable for:
Investments sold	281,875
Capital shares sold	3,456,775
Interest	23,746,078
Expense reimbursement due from Investment Manager	8,628
Prepaid expenses	8,296
Total assets	2,091,259,191
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	27,232,392
Capital shares purchased	2,851,947
Dividend distributions to shareholders	1,704,004
Investment management fees	20,153
Distribution and/or service fees	1,773
Transfer agent fees	387,398
Administration fees	3,590
Compensation of board members	139,152
Other expenses	49,866
Total liabilities	32,390,275
Net assets applicable to outstanding capital stock	$2,058,868,916
Represented by
Paid-in capital	$2,042,885,214
Undistributed net investment income	2,298,574
Accumulated net realized loss	(3,054,523)
Unrealized appreciation (depreciation) on:
Investments	16,739,651
Total — representing net assets applicable to outstanding capital stock	$2,058,868,916

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$153,892,396
Shares outstanding	14,706,115
Net asset value per share	$10.46
Maximum offering price per share(a)	$10.57
Class B
Net assets	$127,980
Shares outstanding	12,231
Net asset value per share	$10.46
Class C
Net assets	$25,882,273
Shares outstanding	2,472,841
Net asset value per share	$10.47
Class R4
Net assets	$82,602
Shares outstanding	7,896
Net asset value per share	$10.46
Class R5
Net assets	$21,114,060
Shares outstanding	2,017,918
Net asset value per share	$10.46
Class Z
Net assets	$1,857,769,605
Shares outstanding	177,508,290
Net asset value per share	$10.47

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$1,498
Interest	16,243,641
Total income	16,245,139
Expenses:
Investment management fees	3,726,334
Distribution and/or service fees
Class A	201,781
Class B	646
Class C	123,988
Transfer agent fees
Class A	157,683
Class B	126
Class C	24,244
Class R4	81
Class R5	5,715
Class Z	1,835,737
Administration fees	663,646
Compensation of board members	22,018
Custodian fees	7,130
Printing and postage fees	20,740
Registration fees	97,650
Professional fees	25,273
Other	15,460
Total expenses	6,928,252
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,606,549)
Expense reductions	(20)
Total net expenses	5,321,683
Net investment income	10,923,456
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(430,342)
Net realized loss	(430,342)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,614,770)
Net change in unrealized depreciation	(1,614,770)
Net realized and unrealized loss	(2,045,112)
Net increase in net assets resulting from operations	$8,878,344

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$10,923,456	$22,969,091
Net realized gain (loss)	(430,342)	1,106,359
Net change in unrealized depreciation	(1,614,770)	(13,485,395)
Net increase in net assets resulting from operations	8,878,344	10,590,055
Distributions to shareholders
Net investment income
Class A	(664,483)	(1,655,269)
Class B	(48)	(267)
Class C	(9,204)	(50,886)
Class R4	(444)	(8,004)
Class R5	(134,240)	(199,259)
Class Z	(10,077,037)	(21,055,406)
Total distributions to shareholders	(10,885,456)	(22,969,091)
Increase in net assets from capital stock activity	24,313,305	4,176,179
Total increase (decrease) in net assets	22,306,193	(8,202,857)
Net assets at beginning of period	2,036,562,723	2,044,765,580
Net assets at end of period	$2,058,868,916	$2,036,562,723
Undistributed net investment income	$2,298,574	$2,260,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,765,222	28,967,569	5,785,792	60,627,189
Distributions reinvested	42,245	442,550	102,700	1,076,572
Redemptions	(3,927,046)	(41,145,478)	(7,635,941)	(80,074,932)
Net decrease	(1,119,579)	(11,735,359)	(1,747,449)	(18,371,171)
Class B shares
Subscriptions	4	42	21	227
Distributions reinvested	—	—	3	27
Redemptions(a)	—	—	(3,844)	(40,316)
Net increase (decrease)	4	42	(3,820)	(40,062)
Class C shares
Subscriptions	600,662	6,292,243	647,212	6,789,165
Distributions reinvested	458	4,805	2,574	26,988
Redemptions	(459,486)	(4,814,526)	(949,374)	(9,954,093)
Net increase (decrease)	141,634	1,482,522	(299,588)	(3,137,940)
Class R4 shares
Subscriptions	277	2,900	12,627	132,429
Distributions reinvested	37	390	761	7,974
Redemptions	(489)	(5,125)	(199,368)	(2,086,668)
Net decrease	(175)	(1,835)	(185,980)	(1,946,265)
Class R5 shares
Subscriptions	242,633	2,542,457	2,411,637	25,292,684
Distributions reinvested	12,811	134,181	18,981	198,924
Redemptions	(450,039)	(4,715,414)	(267,678)	(2,805,823)
Net increase (decrease)	(194,595)	(2,038,776)	2,162,940	22,685,785
Class Z shares
Subscriptions	32,513,279	340,606,666	75,675,898	793,602,619
Distributions reinvested	65,763	689,104	160,250	1,679,903
Redemptions	(29,082,481)	(304,689,059)	(75,359,133)	(790,296,690)
Net increase	3,496,561	36,606,711	477,015	4,985,832
Total net increase	2,323,850	24,313,305	403,118	4,176,179

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.48		$10.54		$10.55		$10.54		$10.47		$10.55		$10.46
Income from investment operations:
Net investment income	0.04		0.10		0.11		0.01		0.16		0.16		0.17
Net realized and unrealized gain (loss)	(0.02)		(0.06)		(0.01)		0.01		0.06		(0.08)		0.09
Total from investment operations	0.02		0.04		0.10		0.02		0.22		0.08		0.26
Less distributions to shareholders:
Net investment income	(0.04)		(0.10)		(0.11)		(0.01)		(0.15)		(0.16)		(0.17)
Total distributions to shareholders	(0.04)		(0.10)		(0.11)		(0.01)		(0.15)		(0.16)		(0.17)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.46		$10.48		$10.54		$10.55		$10.54		$10.47		$10.55
Total return	0.22%		0.37%		0.96%		0.19%		2.12%		0.75%		2.53%
Ratios to average net assets(c)
Total gross expenses	0.88	%(d)	0.89%		0.89%		0.88	%(d)	0.90%		0.78	%(e)	0.73	%(e)
Total net expenses(f)	0.73	%(d)(g)	0.73	%(g)	0.73	%(g)	0.72	%(d)	0.73	%(g)	0.75	%(e)(g)	0.72	%(e)(g)
Net investment income	0.82	%(d)	0.94%		1.05%		1.17	%(d)	1.54%		1.50%		1.57%
Supplemental data
Net assets, end of period (in thousands)	$153,892		$165,777		$185,205		$209,557		$216,298		$281,009		$485,404
Portfolio turnover	15%		31%		37%		2%		39%		38%		62%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended March 31,
Class B	(Unaudited)		2014		2013	2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.47		$10.54		$10.55	$10.54		$10.47		$10.55		$10.46
Income from investment operations:
Net investment income	0.00	(b)	0.02		0.03	0.00	(b)	0.08		0.08		0.10
Net realized and unrealized gain (loss)	(0.01)		(0.07)		(0.01)	0.01		0.06		(0.08)		0.08
Total from investment operations	(0.01)		(0.05)		0.02	0.01		0.14		—		0.18
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.02)		(0.03)	(0.00	)(b)	(0.07)		(0.08)		(0.09)
Total distributions to shareholders	(0.00	)(b)	(0.02)		(0.03)	(0.00	)(b)	(0.07)		(0.08)		(0.09)
Proceeds from regulatory settlements	—		—		—	—		—		—		0.00	(b)
Net asset value, end of period	$10.46		$10.47		$10.54	$10.55		$10.54		$10.47		$10.55
Total return	(0.06%)		(0.47%)		0.20%	0.12%		1.35%		0.00	%(b)	1.77%
Ratios to average net assets(c)
Total gross expenses	1.63	%(d)	1.64%		1.64%	1.63	%(d)	1.63%		1.53	%(e)	1.48	%(e)
Total net expenses(f)	1.48	%(d)(g)	1.48	%(g)	1.48%	1.47	%(d)	1.48	%(g)	1.50	%(e)(g)	1.47	%(e)(g)
Net investment income	0.08	%(d)	0.19%		0.30%	0.41	%(d)	0.79%		0.76%		0.91%
Supplemental data
Net assets, end of period (in thousands)	$128		$128		$169	$243		$243		$325		$331
Portfolio turnover	15%		31%		37%	2%		39%		38%		62%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.48		$10.54		$10.55		$10.54		$10.47		$10.55		$10.46
Income from investment operations:
Net investment income	0.00	(b)	0.02		0.03		0.00	(b)	0.08		0.08		0.09
Net realized and unrealized gain (loss)	(0.01)		(0.06)		(0.01)		0.01		0.06		(0.08)		0.09
Total from investment operations	(0.01)		(0.04)		0.02		0.01		0.14		—		0.18
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.02)		(0.03)		(0.00	)(b)	(0.07)		(0.08)		(0.09)
Total distributions to shareholders	(0.00	)(b)	(0.02)		(0.03)		(0.00	)(b)	(0.07)		(0.08)		(0.09)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.47		$10.48		$10.54		$10.55		$10.54		$10.47		$10.55
Total return	(0.06%)		(0.38%)		0.20%		0.12%		1.35%		0.00	%(b)	1.76%
Ratios to average net assets(c)
Total gross expenses	1.63	%(d)	1.64%		1.64%		1.63	%(d)	1.64%		1.53	%(e)	1.48	%(e)
Total net expenses(f)	1.48	%(d)(g)	1.48	%(g)	1.48	%(g)	1.47	%(d)	1.48	%(g)	1.50	%(e)(g)	1.47	%(e)(g)
Net investment income	0.08	%(d)	0.19%		0.30%		0.42	%(d)	0.79%		0.75%		0.84%
Supplemental data
Net assets, end of period (in thousands)	$25,882		$24,424		$27,730		$32,953		$33,176		$40,603		$58,529
Portfolio turnover	15%		31%		37%		2%		39%		38%		62%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.47		$10.54		$10.54
Income from investment operations:
Net investment income	0.06		0.13		0.02
Net realized and unrealized loss	(0.01)		(0.08)		(0.01)
Total from investment operations	0.05		0.05		0.01
Less distributions to shareholders:
Net investment income	(0.06)		(0.12)		(0.01)
Total distributions to shareholders	(0.06)		(0.12)		(0.01)
Net asset value, end of period	$10.46		$10.47		$10.54
Total return	0.45%		0.53%		0.14%
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.64%		0.66	%(c)
Total net expenses(d)	0.48	%(c)(e)	0.48	%(e)	0.48	%(c)
Net investment income	1.08	%(c)	1.19%		1.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$83		$85		$2,044
Portfolio turnover	15%		31%		37%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.47		$10.54	$10.55
Income from investment operations:
Net investment income	0.06		0.14	0.07
Net realized and unrealized loss	(0.01)		(0.07)	(0.01)
Total from investment operations	0.05		0.07	0.06
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)	(0.07)
Total distributions to shareholders	(0.06)		(0.14)	(0.07)
Net asset value, end of period	$10.46		$10.47	$10.54
Total return	0.50%		0.67%	0.54%
Ratios to average net assets(b)
Total gross expenses	0.49	%(c)	0.48%	0.48	%(c)
Total net expenses(d)	0.38	%(c)	0.37%	0.39	%(c)
Net investment income	1.18	%(c)	1.31%	1.40	%(c)
Supplemental data
Net assets, end of period (in thousands)	$21,114		$23,173	$522
Portfolio turnover	15%		31%	37%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.48		$10.54		$10.55		$10.54		$10.47		$10.55		$10.46
Income from investment operations:
Net investment income	0.06		0.13		0.14		0.01		0.19		0.18		0.19
Net realized and unrealized gain (loss)	(0.01)		(0.06)		(0.01)		0.01		0.06		(0.07)		0.10
Total from investment operations	0.05		0.07		0.13		0.02		0.25		0.11		0.29
Less distributions to shareholders:
Net investment income	(0.06)		(0.13)		(0.14)		(0.01)		(0.18)		(0.19)		(0.20)
Total distributions to shareholders	(0.06)		(0.13)		(0.14)		(0.01)		(0.18)		(0.19)		(0.20)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.47		$10.48		$10.54		$10.55		$10.54		$10.47		$10.55
Total return	0.45%		0.62%		1.21%		0.21%		2.37%		1.00%		2.79%
Ratios to average net assets(c)
Total gross expenses	0.63	%(d)	0.64%		0.64%		0.63	%(d)	0.63%		0.53	%(e)	0.48	%(e)
Total net expenses(f)	0.48	%(d)(g)	0.48	%(g)	0.48	%(g)	0.47	%(d)	0.48	%(g)	0.50	%(e)(g)	0.47	%(e)(g)
Net investment income	1.08	%(d)	1.19%		1.30%		1.41	%(d)	1.77%		1.75%		1.83%
Supplemental data
Net assets, end of period (in thousands)	$1,857,770		$1,822,976		$1,829,096		$1,986,836		$2,040,417		$1,703,560		$2,020,837
Portfolio turnover	15%		31%		37%		2%		39%		38%		62%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares are not subject to sales charges and will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.36% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $1,935.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $20,965 for Class A and $51 for Class C shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.73%
Class B	1.48
Class C	1.48
Class R4	0.48
Class R5	0.38
Class Z	0.48

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $2,047,018,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,583,000
Unrealized depreciation	(1,843,000)
Net unrealized appreciation	$16,740,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2015	1,181,270
2018	602,849
No expiration — long-term	840,062
Total	2,624,181

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $267,796,339 and $358,369,659, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 86.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Short Term Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR223_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia AMT-Free North Carolina Intermediate Muni
Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Important Information About This Report	27

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.05% excluding sales charges for the six-month period that ended October 31, 2014. Class Z shares of the Fund returned 2.18%.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 2.82% for the same six months.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/14/92
Excluding sales charges		2.05	4.41	3.91	3.27
Including sales charges		-1.30	1.04	3.23	2.93
Class B	06/07/93
Excluding sales charges		1.76	3.73	3.13	2.51
Including sales charges		-1.24	0.73	3.13	2.51
Class C	12/16/92
Excluding sales charges		1.67	3.63	3.14	2.50
Including sales charges		0.67	2.63	3.14	2.50
Class R4*	03/19/13	2.18	4.67	4.17	3.53
Class Z	12/11/92	2.18	4.67	4.17	3.53
Barclays 3-15 Year Blend Municipal Bond Index		2.82	6.05	4.84	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2014)
AAA rating	14.6
AA rating	48.7
A rating	26.7
BBB rating	5.0
Not rated	5.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Semiannual Report 2014
3

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,020.50	1,021.12	4.13	4.13	0.81
Class B	1,000.00	1,000.00	1,017.60	1,017.34	7.93	7.93	1.56
Class C	1,000.00	1,000.00	1,016.70	1,017.34	7.93	7.93	1.56
Class R4	1,000.00	1,000.00	1,021.80	1,022.38	2.85	2.85	0.56
Class Z	1,000.00	1,000.00	1,021.80	1,022.38	2.85	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 99.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.0%
City of Charlotte Airport Refunding Revenue Bonds Charlotte Douglas International Airport Series 2014(a) 07/01/30	5.000%	1,500,000	1,759,680
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A 05/01/23	5.000%	3,000,000	3,513,750
Total			5,273,430
Higher Education 6.4%
East Carolina University Revenue Bonds General Series 2014A 10/01/31	5.000%	1,900,000	2,216,350
North Carolina Capital Facilities Finance Agency Revenue Bonds Meredith College Series 2008 06/01/31	6.000%	1,000,000	1,081,020
Wake Forest University Series 2009 01/01/26	5.000%	1,000,000	1,141,710
University of North Carolina System Revenue Bonds General Trust Indenture Series 2009B 10/01/17	4.250%	1,000,000	1,096,970
Series 2008A 10/01/22	5.000%	2,000,000	2,271,460
University of North Carolina at Charlotte Revenue Bonds Series 2014 04/01/30	5.000%	1,000,000	1,178,260
University of North Carolina at Greensboro Revenue Bonds General Series 2014 04/01/32	5.000%	2,000,000	2,331,340
Total			11,317,110
Hospital 9.1%
Charlotte-Mecklenburg Hospital Authority (The) Refunding Revenue Bonds Carolinas Health Care System Group Series 2007A (AGM) 01/15/20	5.000%	1,550,000	1,688,136
Series 2008A 01/15/24	5.250%	2,000,000	2,220,160

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009A 01/15/21	5.000%	1,000,000	1,129,740
North Carolina Medical Care Commission Refunding Revenue Bonds Novant Health Obligation Group Series 2013 11/01/24	5.000%	530,000	616,830
Southeastern Regional Medical Center Series 2012 06/01/26	5.000%	1,000,000	1,122,540
Vidant Health Series 2012A 06/01/25	5.000%	1,500,000	1,720,815
06/01/36	5.000%	1,445,000	1,592,274
Revenue Bonds Duke University Health System Series 2012A 06/01/32	5.000%	1,000,000	1,162,700
Moses Cone Health System Series 2011 10/01/20	5.000%	3,215,000	3,757,435
Northern Hospital District of Surry County Revenue Bonds Series 2008 10/01/24	5.750%	1,000,000	1,090,260
Total			16,100,890
Joint Power Authority 9.4%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 1993B (NPFGC) 01/01/22	6.000%	1,000,000	1,249,890
Series 1993B (NPFGC/IBC) 01/01/22	6.000%	3,000,000	3,745,170
Series 2005A (AMBAC) 01/01/20	5.250%	2,000,000	2,112,060
Series 2008A (AGM) 01/01/19	5.250%	1,500,000	1,697,700
Revenue Bonds Series 2009B 01/01/26	5.000%	2,250,000	2,560,050
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2008A 01/01/17	5.250%	1,185,000	1,304,507
01/01/20	5.250%	2,000,000	2,234,360
Revenue Bonds Series 2009A 01/01/25	5.000%	1,500,000	1,709,955
Total			16,613,692

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 20.0%
City of Kannapolis Revenue Bonds Series 2014 04/01/31	5.000%	1,365,000	1,581,407
City of Raleigh Revenue Bonds Series 2014A 10/01/26	5.000%	300,000	365,874
City of Wilmington Refunding Certificate of Participation Series 2006A 06/01/17	5.000%	1,005,000	1,076,657
Refunding Revenue Bonds Series 2014A 06/01/28	5.000%	500,000	597,455
City of Winston-Salem Refunding Revenue Bonds Series 2014C 06/01/29	5.000%	750,000	892,688
County of Buncombe Revenue Bonds Series 2012 06/01/28	5.000%	500,000	584,035
06/01/29	5.000%	1,000,000	1,163,450
Series 2014A 06/01/32	5.000%	1,635,000	1,929,447
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C 06/01/22	5.000%	1,545,000	1,747,781
County of Catawba Revenue Bonds Series 2011 10/01/22	5.000%	400,000	473,744
County of Chatham Certificate of Participation Series 2006 (AMBAC) 06/01/20	5.000%	1,065,000	1,139,028
County of Chatham(a) Refunding Revenue Bonds Series 2014 11/01/27	5.000%	1,500,000	1,803,240
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1 12/01/21	5.000%	2,775,000	3,222,053
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC) 12/01/15	5.000%	1,350,000	1,416,501

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Harnett Certificate of Participation Series 2009 06/01/22	5.000%	1,880,000	2,148,633
County of Henderson Certificate of Participation Series 2006A (AMBAC) 06/01/16	5.000%	1,060,000	1,132,822
County of Johnston Revenue Bonds Series 2014 06/01/28	5.000%	1,000,000	1,182,850
County of Mecklenburg Certificate of Participation Series 2009A 02/01/23	5.000%	1,000,000	1,133,190
County of Moore Revenue Bonds Series 2010 06/01/24	5.000%	1,635,000	1,850,460
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC) 09/01/18	5.000%	1,755,000	2,022,339
County of Randolph Refunding Revenue Bonds Series 2013C 10/01/26	5.000%	1,500,000	1,817,535
County of Sampson Certificate of Participation Series 2006 (AGM) 06/01/16	5.000%	1,000,000	1,071,310
County of Union Refunding Revenue Bonds Series 2012 12/01/24	5.000%	1,715,000	2,128,692
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012 04/01/26	5.000%	1,075,000	1,227,564
Orange County Public Facilities Co. Revenue Bonds Series 2012 10/01/24	5.000%	1,325,000	1,585,734
Total			35,294,489
Local General Obligation 6.2%
County of Cabarrus Unlimited General Obligation Bonds Public Improvement Series 2006 03/01/15	5.000%	1,000,000	1,015,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Iredell Unlimited General Obligation Bonds School Series 2006 02/01/19	5.000%	2,420,000	2,557,335
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009 12/01/17	5.000%	1,170,000	1,325,797
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010 02/01/18	4.000%	1,500,000	1,655,685
County of Wake Unlimited General Obligation Refunding Bonds Series 2010C 03/01/22	5.000%	2,000,000	2,450,480
Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	1,565,000	1,827,904
Total			10,833,181
Municipal Power 2.3%
City of Fayetteville Public Works Commission Revenue Bonds Series 2014 03/01/27	4.000%	2,000,000	2,234,520
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM) 11/01/18	5.000%	1,040,000	1,197,529
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	520,000	616,325
Total			4,048,374
Other Bond Issue 0.6%
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds Research Triangle Institute Series 2010 02/01/18	4.000%	1,000,000	1,091,300
Ports 1.3%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B 02/01/25	5.000%	2,000,000	2,213,760

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded/Escrowed 16.0%
Albemarle Hospital Authority Prerefunded 10/01/17 Revenue Bonds Series 2007 10/01/21	5.250%	2,000,000	2,269,700
10/01/27	5.250%	1,000,000	1,134,850
Appalachian State University Prerefunded 07/15/15 Revenue Bonds Series 2005 (NPFGC) 07/15/21	5.000%	695,000	718,748
County of Craven Prerefunded 06/01/17 Certificate of Participation Series 2007 (NPFGC) 06/01/18	5.000%	2,825,000	3,152,022
06/01/19	5.000%	1,825,000	2,036,262
County of Wake Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	935,000	1,094,408
Revenue Bonds Series 1993 Escrowed to Maturity (NPFGC) 10/01/26	5.125%	3,065,000	3,648,607
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,000,000	1,289,730
Prerefunded Revenue Bonds Series 1986A Escrowed to Maturity 01/01/17	5.000%	2,165,000	2,282,581
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM) 05/01/24	5.000%	2,570,000	2,857,660
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007 11/01/19	5.000%	3,385,000	3,823,865
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(b) 07/01/18	5.500%	3,360,000	3,910,906
Total			28,219,339
Retirement Communities 1.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/16	5.000%	1,000,000	1,052,790

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
1st Mortgage-United Methodist Series 2013A 10/01/33	5.000%	1,595,000	1,625,034
Total			2,677,824
Special Non Property Tax 2.3%
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	500,000	545,495
Virgin Islands Public Finance Authority(b) Refunding Revenue Bonds Senior Lien Series 2009B 10/01/25	5.000%	1,500,000	1,640,460
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/20	5.000%	1,560,000	1,796,371
Total			3,982,326
State Appropriated 1.4%
State of North Carolina Refunding Revenue Bonds Series 2014B 06/01/25	5.000%	2,000,000	2,504,860
Water & Sewer 20.0%
Cape Fear Public Utility Authority Revenue Bonds Series 2008 08/01/20	5.000%	1,000,000	1,142,920
City of Charlotte Water & Sewer System Revenue Bonds Series 2008 07/01/23	5.000%	3,000,000	3,434,910
Series 2009B 07/01/25	5.000%	5,835,000	6,916,051
City of Concord Utilities Systems Refunding Revenue Bonds Series 2009B 12/01/19	5.000%	1,500,000	1,760,805
City of Gastonia Combined Utilities System Refunding Revenue Bonds Series 2009 05/01/17	4.000%	1,205,000	1,307,256
City of Greensboro Combined Water & Sewer System Refunding Revenue Bonds Series 2006 06/01/17	5.250%	2,000,000	2,241,500
06/01/22	5.250%	1,200,000	1,482,588
06/01/23	5.250%	2,000,000	2,499,580

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM) 11/01/24	5.000%	1,000,000	1,150,620
11/01/25	5.000%	1,000,000	1,148,930
City of Raleigh Combined Enterprise System Revenue Bonds Series 2006A 03/01/16	5.000%	1,500,000	1,593,540
Series 2011 03/01/27	5.000%	800,000	927,640
City of Thomasville Refunding Revenue Bonds Series 2012 05/01/24	4.000%	500,000	550,170
05/01/26	4.000%	860,000	928,791
City of Winston-Salem Water & Sewer System Refunding Revenue Bonds Series 2007A 06/01/19	5.000%	3,000,000	3,326,520
Revenue Bonds Series 2009 06/01/23	5.000%	1,000,000	1,162,540
County of Brunswick Revenue Bonds Series 2008A 04/01/20	5.000%	1,915,000	2,165,597
04/01/22	5.000%	1,390,000	1,567,392
Total			35,307,350
Total Municipal Bonds (Cost: $162,355,603)			175,477,925

Floating Rate Notes 0.7%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children's Hospitals Clinics VRDN Series 2007A (AGM)(c) 08/15/37	0.100%	750,000	750,000
City of New York Unlimited General Obligation Bonds VRDN Subordinated Series 1993A-7 (JPMorgan Chase Bank)(c)(d) 08/01/20	0.070%	500,000	500,000
Total Floating Rate Notes (Cost: $1,250,000)			1,250,000
Total Investments (Cost: $163,605,603)			176,727,925
Other Assets & Liabilities, Net			(347,572)
Net Assets			176,380,353

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $8,509,557 or 4.82% of net assets.

(c)  Variable rate security.

(d)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

IBC  Insurance Bond Certificate

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	175,477,925	—	175,477,925
Total Bonds	—	175,477,925	—	175,477,925
Short-Term Securities
Floating Rate Notes	—	1,250,000	—	1,250,000
Total Short-Term Securities	—	1,250,000	—	1,250,000
Total	—	176,727,925	—	176,727,925

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $163,605,603)	$176,727,925
Cash	1,810,155
Receivable for:
Capital shares sold	142,523
Interest	2,287,541
Expense reimbursement due from Investment Manager	852
Prepaid expenses	2,837
Total assets	180,971,833
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,603,825
Capital shares purchased	374,703
Dividend distributions to shareholders	434,914
Investment management fees	1,937
Distribution and/or service fees	377
Transfer agent fees	29,748
Administration fees	339
Compensation of board members	111,468
Other expenses	34,169
Total liabilities	4,591,480
Net assets applicable to outstanding capital stock	$176,380,353
Represented by
Paid-in capital	$165,463,819
Undistributed net investment income	737,032
Accumulated net realized loss	(2,942,820)
Unrealized appreciation (depreciation) on:
Investments	13,122,322
Total — representing net assets applicable to outstanding capital stock	$176,380,353

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$26,274,174
Shares outstanding	2,459,217
Net asset value per share	$10.68
Maximum offering price per share(a)	$11.04
Class B
Net assets	$93,596
Shares outstanding	8,759
Net asset value per share	$10.69
Class C
Net assets	$7,074,183
Shares outstanding	662,337
Net asset value per share	$10.68
Class R4
Net assets	$3,376,151
Shares outstanding	316,372
Net asset value per share	$10.67
Class Z
Net assets	$139,562,249
Shares outstanding	13,074,598
Net asset value per share	$10.67

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$152
Interest	3,058,104
Total income	3,058,256
Expenses:
Investment management fees	346,007
Distribution and/or service fees
Class A	34,863
Class B	480
Class C	35,766
Transfer agent fees
Class A	26,880
Class B	92
Class C	6,900
Class R4	2,230
Class Z	130,729
Administration fees	60,551
Compensation of board members	9,072
Custodian fees	1,060
Printing and postage fees	16,257
Registration fees	15,071
Professional fees	16,824
Other	4,821
Total expenses	707,603
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(152,086)
Total net expenses	555,517
Net investment income	2,502,739
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	166,125
Net realized gain	166,125
Net change in unrealized appreciation (depreciation) on:
Investments	1,007,575
Net change in unrealized appreciation	1,007,575
Net realized and unrealized gain	1,173,700
Net increase in net assets resulting from operations	$3,676,439

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$2,502,739	$5,294,452
Net realized gain (loss)	166,125	(432,106)
Net change in unrealized appreciation (depreciation)	1,007,575	(6,609,611)
Net increase (decrease) in net assets resulting from operations	3,676,439	(1,747,265)
Distributions to shareholders
Net investment income
Class A	(379,728)	(856,844)
Class B	(949)	(2,381)
Class C	(70,569)	(152,273)
Class R4	(34,477)	(21,441)
Class Z	(2,017,014)	(4,261,513)
Total distributions to shareholders	(2,502,737)	(5,294,452)
Increase (decrease) in net assets from capital stock activity	13,135,689	(40,397,421)
Total increase (decrease) in net assets	14,309,391	(47,439,138)
Net assets at beginning of period	162,070,962	209,510,100
Net assets at end of period	$176,380,353	$162,070,962
Undistributed net investment income	$737,032	$737,030

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	219,686	2,337,166	487,517	5,110,376
Distributions reinvested	27,628	294,701	62,988	661,759
Redemptions	(407,658)	(4,340,058)	(1,116,020)	(11,686,687)
Net decrease	(160,344)	(1,708,191)	(565,515)	(5,914,552)
Class B shares
Subscriptions	17	179	37	394
Distributions reinvested	72	770	189	1,985
Redemptions(a)	(941)	(10,006)	(3,351)	(35,161)
Net decrease	(852)	(9,057)	(3,125)	(32,782)
Class C shares
Subscriptions	60,494	643,674	124,421	1,309,987
Distributions reinvested	5,638	60,120	12,008	126,099
Redemptions	(65,108)	(693,786)	(268,833)	(2,806,963)
Net increase (decrease)	1,024	10,008	(132,404)	(1,370,877)
Class R4 shares
Subscriptions	171,937	1,832,145	182,189	1,914,667
Distributions reinvested	3,221	34,325	2,033	21,343
Redemptions	(22,651)	(242,472)	(20,588)	(214,599)
Net increase	152,507	1,623,998	163,634	1,721,411
Class Z shares
Subscriptions	1,790,861	19,039,922	2,519,806	26,520,764
Distributions reinvested	26,926	286,951	53,774	564,454
Redemptions	(573,675)	(6,107,942)	(5,911,569)	(61,885,839)
Net increase (decrease)	1,244,112	13,218,931	(3,337,989)	(34,800,621)
Total net increase (decrease)	1,236,447	13,135,689	(3,875,399)	(40,397,421)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2014	2013	2012(a)		2012	2011		2010
Per share data
Net asset value, beginning of period	$10.61		$10.94	$10.84	$10.74		$10.13	$10.17		$9.79
Income from investment operations:
Net investment income	0.15		0.30	0.28	0.02		0.30	0.31		0.33
Net realized and unrealized gain (loss)	0.07		(0.33)	0.10	0.10		0.61	(0.04)		0.38
Total from investment operations	0.22		(0.03)	0.38	0.12		0.91	0.27		0.71
Less distributions to shareholders:
Net investment income	(0.15)		(0.30)	(0.28)	(0.02)		(0.30)	(0.31)		(0.33)
Total distributions to shareholders	(0.15)		(0.30)	(0.28)	(0.02)		(0.30)	(0.31)		(0.33)
Net asset value, end of period	$10.68		$10.61	$10.94	$10.84		$10.74	$10.13		$10.17
Total return	2.05%		(0.22%)	3.57%	1.15%		9.02%	2.61%		7.34%
Ratios to average net assets(b)
Total gross expenses	0.98	%(c)	0.99%	0.97%	0.96	%(c)	1.00%	0.94%		0.91%
Total net expenses(d)	0.81	%(c)	0.81%	0.80%	0.79	%(c)	0.79%	0.80	%(e)	0.78	%(e)
Net investment income	2.72	%(c)	2.84%	2.59%	2.65	%(c)	2.80%	2.97%		3.27%
Supplemental data
Net assets, end of period (in thousands)	$26,274		$27,797	$34,852	$33,601		$33,061	$31,731		$33,307
Portfolio turnover	3%		3%	10%	1%		4%	16%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2014	2013	2012(a)		2012	2011		2010
Per share data
Net asset value, beginning of period	$10.61		$10.94	$10.84	$10.74		$10.13	$10.17		$9.79
Income from investment operations:
Net investment income	0.11		0.22	0.20	0.02		0.22	0.23		0.26
Net realized and unrealized gain (loss)	0.08		(0.33)	0.10	0.10		0.59	(0.04)		0.38
Total from investment operations	0.19		(0.11)	0.30	0.12		0.81	0.19		0.64
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)	(0.20)	(0.02)		(0.20)	(0.23)		(0.26)
Total distributions to shareholders	(0.11)		(0.22)	(0.20)	(0.02)		(0.20)	(0.23)		(0.26)
Net asset value, end of period	$10.69		$10.61	$10.94	$10.84		$10.74	$10.13		$10.17
Total return	1.76%		(0.96%)	2.80%	1.09%		8.07%	1.85%		6.55%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.74%	1.72%	1.71	%(c)	1.82%	1.69%		1.66%
Total net expenses(d)	1.56	%(c)	1.56%	1.55%	1.54	%(c)	1.55%	1.55	%(e)	1.53	%(e)
Net investment income	1.98	%(c)	2.09%	1.85%	1.90	%(c)	2.08%	2.22%		2.56%
Supplemental data
Net assets, end of period (in thousands)	$94		$102	$139	$185		$183	$554		$1,260
Portfolio turnover	3%		3%	10%	1%		4%	16%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2014	2013	2012(a)		2012	2011		2010
Per share data
Net asset value, beginning of period	$10.61		$10.94	$10.83	$10.74		$10.13	$10.17		$9.79
Income from investment operations:
Net investment income	0.11		0.22	0.20	0.02		0.21	0.23		0.26
Net realized and unrealized gain (loss)	0.07		(0.33)	0.11	0.09		0.62	(0.04)		0.38
Total from investment operations	0.18		(0.11)	0.31	0.11		0.83	0.19		0.64
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)	(0.20)	(0.02)		(0.22)	(0.23)		(0.26)
Total distributions to shareholders	(0.11)		(0.22)	(0.20)	(0.02)		(0.22)	(0.23)		(0.26)
Net asset value, end of period	$10.68		$10.61	$10.94	$10.83		$10.74	$10.13		$10.17
Total return	1.67%		(0.96%)	2.89%	0.99%		8.23%	1.84%		6.55%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.74%	1.72%	1.71	%(c)	1.74%	1.69%		1.66%
Total net expenses(d)	1.56	%(c)	1.56%	1.55%	1.54	%(c)	1.54%	1.55	%(e)	1.53	%(e)
Net investment income	1.97	%(c)	2.09%	1.84%	1.90	%(c)	2.03%	2.22%		2.54%
Supplemental data
Net assets, end of period (in thousands)	$7,074		$7,015	$8,683	$8,222		$8,112	$5,270		$3,797
Portfolio turnover	3%		3%	10%	1%		4%	16%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.60		$10.93	$10.85
Income from investment operations:
Net investment income	0.16		0.33	0.04
Net realized and unrealized gain (loss)	0.07		(0.33)	0.08
Total from investment operations	0.23		—	0.12
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.04)
Total distributions to shareholders	(0.16)		(0.33)	(0.04)
Net asset value, end of period	$10.67		$10.60	$10.93
Total return	2.18%		0.03%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.76%	0.60	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.52	%(c)
Net investment income	3.00	%(c)	3.17%	2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,376		$1,737	$3
Portfolio turnover	3%		3%	10%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2014	2013	2012(a)		2012	2011		2010
Per share data
Net asset value, beginning of period	$10.60		$10.93	$10.83	$10.73		$10.12	$10.17		$9.79
Income from investment operations:
Net investment income	0.16		0.32	0.31	0.03		0.32	0.33		0.36
Net realized and unrealized gain (loss)	0.07		(0.32)	0.10	0.10		0.61	(0.05)		0.38
Total from investment operations	0.23		—	0.41	0.13		0.93	0.28		0.74
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.31)	(0.03)		(0.32)	(0.33)		(0.36)
Total distributions to shareholders	(0.16)		(0.33)	(0.31)	(0.03)		(0.32)	(0.33)		(0.36)
Net asset value, end of period	$10.67		$10.60	$10.93	$10.83		$10.73	$10.12		$10.17
Total return	2.18%		0.03%	3.83%	1.17%		9.30%	2.76%		7.61%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.74%	0.72%	0.71	%(c)	0.74%	0.69%		0.66%
Total net expenses(d)	0.56	%(c)	0.56%	0.55%	0.54	%(c)	0.54%	0.55	%(e)	0.53	%(e)
Net investment income	2.98	%(c)	3.09%	2.84%	2.90	%(c)	3.05%	3.22%		3.54%
Supplemental data
Net assets, end of period (in thousands)	$139,562		$125,420	$165,833	$178,425		$178,204	$160,427		$172,795
Portfolio turnover	3%		3%	10%	1%		4%	16%		15%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (formerly known as Columbia North Carolina Intermediate Municipal Bond Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective July 7, 2014, Columbia North Carolina Intermediate Municipal Bond Fund was renamed Columbia AMT-Free North Carolina Intermediate Muni Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $639.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,719 for Class A shares for the six months ended October 31, 2014.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $163,606,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,192,000
Unrealized depreciation	(70,000)
Net unrealized appreciation	$13,122,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	2,649,648
No expiration — short-term	432,106
Total	3,081,754

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $24,780,630 and $5,599,923, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At October 31, 2014, two unaffiliated shareholders of record owned 81.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

$500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR206_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia AMT-Free South Carolina Intermediate Muni
Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Important Information About This Report	27
Semiannual Report 2014

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.45% excluding sales charges for the six months ended October 31, 2014. The Fund's Class Z shares returned 2.58%.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 2.82% for the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/05/92
Excluding sales charges		2.45	4.86	4.13	3.52
Including sales charges		-0.86	1.45	3.44	3.18
Class B	06/08/93
Excluding sales charges		2.06	4.08	3.38	2.76
Including sales charges		-0.94	1.08	3.38	2.76
Class C	06/17/92
Excluding sales charges		2.06	4.08	3.35	2.75
Including sales charges		1.06	3.08	3.35	2.75
Class R4*	03/19/13	2.58	5.12	4.40	3.79
Class Z	01/06/92	2.58	5.12	4.40	3.79
Barclays 3-15 Year Blend Municipal Bond Index		2.82	6.05	4.84	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian McGreevy

Quality Breakdown (%) (at October 31, 2014)
AAA rating	3.5
AA rating	37.1
A rating	52.3
BBB rating	3.7
Not rated	3.4
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014
4

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.50	1,021.12	4.13	4.13	0.81
Class B	1,000.00	1,000.00	1,020.60	1,017.34	7.95	7.93	1.56
Class C	1,000.00	1,000.00	1,020.60	1,017.34	7.95	7.93	1.56
Class R4	1,000.00	1,000.00	1,025.80	1,022.38	2.86	2.85	0.56
Class Z	1,000.00	1,000.00	1,025.80	1,022.38	2.86	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.3%
County of Horry Revenue Bonds Series 2010A 07/01/18	5.000%	1,315,000	1,477,573
07/01/20	5.000%	1,150,000	1,328,940
Total			2,806,513
Higher Education 2.4%
University of South Carolina Revenue Bonds Moore School of Business Project Series 2012 05/01/26	5.000%	1,500,000	1,754,280
Series 2008A (AGM) 06/01/21	5.000%	1,060,000	1,200,726
Total			2,955,006
Hospital 18.0%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014 11/01/31	5.000%	1,500,000	1,736,460
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/27	5.000%	1,750,000	1,987,370
10/01/31	5.000%	2,000,000	2,235,960
Greenville Hospital System Board Refunding Revenue Bonds Series 2008A 05/01/21	5.250%	2,750,000	3,119,462
Lexington County Health Services District, Inc. Refunding Revenue Bonds Series 2007 11/01/17	5.000%	1,230,000	1,383,455
11/01/18	5.000%	1,000,000	1,117,270
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Anmed Health Project Series 2010 02/01/17	5.000%	500,000	545,235
Palmetto Health Series 2005A (AGM) 08/01/21	5.250%	3,000,000	3,351,300
Revenue Bonds Bon Secours Health System, Inc. Series 2013 11/01/20	5.000%	2,000,000	2,343,780

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bon Secours Health Systems, Inc. Series 2013 11/01/24	5.000%	450,000	521,969
Kershaw County Medical Center Project Series 2008 09/15/25	5.500%	1,925,000	2,056,766
Spartanburg Regional Health Services District Revenue Bonds Series 2008A 04/15/19	5.000%	1,225,000	1,368,460
Total			21,767,487
Joint Power Authority 9.8%
City of Easley Refunding Revenue Bonds Series 2011 (AGM) 12/01/28	5.000%	1,000,000	1,122,790
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2008A-3 (AGM) 01/01/17	5.000%	2,000,000	2,185,040
01/01/18	5.000%	3,050,000	3,436,435
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2009A 01/01/28	5.000%	2,000,000	2,236,960
Series 2014B 12/01/32	5.000%	1,250,000	1,433,300
Revenue Bonds Series 2009B 01/01/24	5.000%	1,250,000	1,419,537
Total			11,834,062
Local Appropriation 22.0%
Berkeley County School District Revenue Bonds Securing Assets for Education Series 2006 12/01/20	5.000%	1,000,000	1,088,340
12/01/21	5.000%	2,000,000	2,176,680
12/01/22	5.000%	3,545,000	3,850,437
Charleston Educational Excellence Finance Corp. Refunding Revenue Bonds Charleston County School Series 2013 12/01/25	5.000%	2,000,000	2,428,300
City of North Charleston Revenue Bonds Series 2012 06/01/29	5.000%	2,280,000	2,569,058

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013 12/01/27	5.000%	1,000,000	1,161,700
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2006 12/01/27	5.000%	1,300,000	1,409,187
Newberry Investing in Children's Education Refunding Revenue Bonds Newberry County School District Series 2014 12/01/29	5.000%	1,500,000	1,749,390
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds Pickens County Project Series 2006 (AGM) 12/01/23	5.000%	5,000,000	5,461,350
12/01/24	5.000%	2,000,000	2,182,780
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007 12/01/17	5.000%	1,000,000	1,119,620
Town of Hilton Head Island Revenue Bonds Series 2011A 06/01/23	5.000%	555,000	643,484
06/01/24	5.000%	580,000	667,754
Total			26,508,080
Local General Obligation 4.1%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM) 03/01/19	5.250%	1,115,000	1,186,003
Beaufort County School District Unlimited General Obligation Bonds Series 2014B 03/01/23	5.000%	1,190,000	1,464,855
County of Charleston Unlimited General Obligation Bonds Improvement Series 2009A 08/01/23	5.000%	2,000,000	2,333,580
Total			4,984,438

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 1.8%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Series 2012A (AGM) 01/01/23	5.000%	1,560,000	1,833,405
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	315,000	373,351
Total			2,206,756
Ports 1.0%
South Carolina State Ports Authority Revenue Bonds Series 2010 07/01/23	5.250%	1,000,000	1,151,000
Prep School 0.4%
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A 11/01/33	7.000%	500,000	542,675
Refunded/Escrowed 2.6%
Charleston Educational Excellence Finance Corp. Prerefunded 12/01/16 Revenue Bonds Charleston County School District Project Series 2006 12/01/19	5.000%	1,000,000	1,094,710
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A Escrowed to Maturity (AGM) 08/15/15	5.125%	750,000	778,980
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(a) 07/01/18	5.500%	1,050,000	1,222,158
Total			3,095,848
Resource Recovery 2.2%
Three Rivers Solid Waste Authority(b) Revenue Bonds Capital Appreciation-Landfill Gas Project Series 2007 10/01/24	0.000%	1,835,000	1,327,035
10/01/25	0.000%	1,835,000	1,268,279
Total			2,595,314

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.9%
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Episcopal Church Series 2007 04/01/15	5.000%	525,000	532,350
04/01/16	5.000%	600,000	626,256
1st Mortgage-Lutheran Homes Series 2007 05/01/16	5.000%	1,245,000	1,291,663
05/01/21	5.375%	1,650,000	1,719,432
1st Mortgage-Wesley Commons Series 2006 10/01/36	5.300%	500,000	500,680
Total			4,670,381
Single Family 0.5%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC) 01/01/28	5.000%	540,000	582,325
Special Non Property Tax 5.8%
City of Columbia Revenue Bonds Series 2014 02/01/33	5.000%	1,195,000	1,373,210
City of Greenville Hospitality Tax Improvement Refunding Revenue Bonds Series 2011 (AGM) 04/01/21	5.000%	1,290,000	1,514,989
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B 06/01/30	5.000%	560,000	644,112
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013 04/01/23	5.000%	695,000	826,293
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014 04/01/26	5.000%	890,000	1,050,075
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	400,000	436,396

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(a) 10/01/25	5.000%	1,060,000	1,175,339
Total			7,020,414
State General Obligation 1.0%
State of South Carolina Unlimited General Obligation Bonds Series 2014B 04/01/25	5.000%	1,000,000	1,244,920
Student Loan 1.7%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I 10/01/24	5.000%	1,910,000	2,067,231
Transportation 4.9%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC) 10/01/20	5.250%	4,880,000	5,861,758
Water & Sewer 13.7%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012 07/15/28	5.000%	2,000,000	2,294,020
Beaufort-Jasper Water & Sewer Authority Improvement Refunding Revenue Bonds Series 2006 (AGM) 03/01/23	5.000%	1,500,000	1,662,990
03/01/25	4.750%	3,000,000	3,294,180
City of Charleston Waterworks & Sewer System Refunding Revenue Bonds Series 2009A 01/01/21	5.000%	2,500,000	2,867,375
City of Columbia Waterworks & Sewer System Refunding Revenue Bonds Series 2011A 02/01/27	5.000%	1,000,000	1,160,560
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM) 06/01/21	5.000%	1,000,000	1,135,020
Renewable Water Resources Refunding Revenue Bonds Series 2005B (AGM) 03/01/19	5.250%	1,000,000	1,171,620

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010A 01/01/20	5.000%	1,500,000	1,760,040
Series 2012 01/01/24	5.000%	1,000,000	1,181,770
Total			16,527,575
Total Municipal Bonds (Cost: $110,137,028)			118,421,783
Total Investments (Cost: $110,137,028)			118,421,783
Other Assets & Liabilities, Net			2,278,859
Net Assets			120,700,642

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $3,207,244 or 2.66% of net assets.

(b)  Zero coupon bond.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	118,421,783	—	118,421,783
Total Bonds	—	118,421,783	—	118,421,783
Total	—	118,421,783	—	118,421,783

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $110,137,028)	$118,421,783
Cash	1,127,421
Receivable for:
Capital shares sold	250,533
Interest	1,539,577
Expense reimbursement due from Investment Manager	653
Prepaid expenses	2,723
Total assets	121,342,690
Liabilities
Payable for:
Capital shares purchased	169,219
Dividend distributions to shareholders	299,999
Investment management fees	1,323
Distribution and/or service fees	557
Transfer agent fees	26,490
Administration fees	232
Compensation of board members	110,927
Other expenses	33,301
Total liabilities	642,048
Net assets applicable to outstanding capital stock	$120,700,642
Represented by
Paid-in capital	$110,612,673
Undistributed net investment income	1,096,315
Accumulated net realized gain	706,899
Unrealized appreciation (depreciation) on:
Investments	8,284,755
Total — representing net assets applicable to outstanding capital stock	$120,700,642

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$22,888,321
Shares outstanding	2,160,929
Net asset value per share	$10.59
Maximum offering price per share(a)	$10.95
Class B
Net assets	$23,747
Shares outstanding	2,240
Net asset value per share	$10.60
Class C
Net assets	$14,630,652
Shares outstanding	1,380,463
Net asset value per share	$10.60
Class R4
Net assets	$748,098
Shares outstanding	70,661
Net asset value per share	$10.59
Class Z
Net assets	$82,409,824
Shares outstanding	7,776,531
Net asset value per share	$10.60

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$120
Interest	2,278,695
Total income	2,278,815
Expenses:
Investment management fees	244,291
Distribution and/or service fees
Class A	28,002
Class B	124
Class C	69,924
Transfer agent fees
Class A	21,285
Class B	23
Class C	13,292
Class R4	703
Class Z	80,670
Administration fees	42,751
Compensation of board members	8,797
Custodian fees	983
Printing and postage fees	15,384
Registration fees	11,882
Professional fees	16,650
Other	4,598
Total expenses	559,359
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(119,300)
Total net expenses	440,059
Net investment income	1,838,756
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	803,973
Net realized gain	803,973
Net change in unrealized appreciation (depreciation) on:
Investments	313,693
Net change in unrealized appreciation	313,693
Net realized and unrealized gain	1,117,666
Net increase in net assets resulting from operations	$2,956,422

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$1,838,756	$4,117,709
Net realized gain (loss)	803,973	(97,074)
Net change in unrealized appreciation (depreciation)	313,693	(5,891,627)
Net increase (decrease) in net assets resulting from operations	2,956,422	(1,870,992)
Distributions to shareholders
Net investment income
Class A	(327,046)	(687,610)
Class B	(269)	(1,645)
Class C	(151,655)	(318,131)
Class R4	(11,749)	(8,876)
Class Z	(1,348,037)	(3,101,447)
Net realized gains
Class A	—	(10,759)
Class B	—	(37)
Class C	—	(6,762)
Class R4	—	(192)
Class Z	—	(43,423)
Total distributions to shareholders	(1,838,756)	(4,178,882)
Decrease in net assets from capital stock activity	(4,602,613)	(35,895,298)
Total decrease in net assets	(3,484,947)	(41,945,172)
Net assets at beginning of period	124,185,589	166,130,761
Net assets at end of period	$120,700,642	$124,185,589
Undistributed net investment income	$1,096,315	$1,096,315

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	237,860	2,510,125	400,356	4,172,250
Distributions reinvested	23,093	243,903	49,193	512,200
Redemptions	(167,387)	(1,764,696)	(930,682)	(9,756,565)
Net increase (decrease)	93,566	989,332	(481,133)	(5,072,115)
Class B shares
Distributions reinvested	16	173	138	1,442
Redemptions(a)	(109)	(1,166)	(8,167)	(85,336)
Net decrease	(93)	(993)	(8,029)	(83,894)
Class C shares
Subscriptions	182,241	1,925,109	289,043	3,023,842
Distributions reinvested	9,676	102,274	19,889	207,157
Redemptions	(132,500)	(1,396,122)	(428,686)	(4,467,197)
Net increase (decrease)	59,417	631,261	(119,754)	(1,236,198)
Class R4 shares
Subscriptions	13,472	142,000	57,136	591,829
Distributions reinvested	1,098	11,586	861	8,962
Redemptions	(1,524)	(16,067)	(614)	(6,369)
Net increase	13,046	137,519	57,383	594,422
Class Z shares
Subscriptions	576,769	6,098,045	1,282,166	13,381,814
Distributions reinvested	16,907	178,667	39,092	407,323
Redemptions	(1,198,343)	(12,636,444)	(4,194,741)	(43,886,650)
Net decrease	(604,667)	(6,359,732)	(2,873,483)	(30,097,513)
Total net decrease	(438,731)	(4,602,613)	(3,425,016)	(35,895,298)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended March 31,
Class A	(Unaudited)		2014	2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.49		$10.89	$10.74		$10.64		$10.08		$10.17		$9.84
Income from investment operations:
Net investment income	0.16		0.32	0.30		0.03		0.33		0.35		0.34
Net realized and unrealized gain (loss)	0.10		(0.40)	0.15		0.10		0.56		(0.09)		0.33
Total from investment operations	0.26		(0.08)	0.45		0.13		0.89		0.26		0.67
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.30)		(0.03)		(0.33)		(0.35)		(0.34)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.16)		(0.32)	(0.30)		(0.03)		(0.33)		(0.35)		(0.34)
Net asset value, end of period	$10.59		$10.49	$10.89		$10.74		$10.64		$10.08		$10.17
Total return	2.45%		(0.66%)	4.28%		1.18%		8.97%		2.54%		6.91%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.01%	0.97%		0.99	%(c)	1.04%		0.95%		0.91%
Total net expenses(d)	0.81	%(c)	0.81%	0.81	%(e)	0.79	%(c)	0.79	%(e)	0.80	%(e)	0.78	%(e)
Net investment income	2.92	%(c)	3.02%	2.81%		2.95	%(c)	3.16%		3.41%		3.39%
Supplemental data
Net assets, end of period (in thousands)	$22,888		$21,694	$27,743		$24,707		$24,748		$18,513		$24,126
Portfolio turnover	10%		6%	14%		0%		9%		15%		16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended March 31,
Class B	(Unaudited)		2014	2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.50		$10.89	$10.75		$10.65		$10.08		$10.18		$9.85
Income from investment operations:
Net investment income	0.12		0.24	0.22		0.02		0.25		0.27		0.27
Net realized and unrealized gain (loss)	0.10		(0.39)	0.14		0.10		0.58		(0.09)		0.33
Total from investment operations	0.22		(0.15)	0.36		0.12		0.83		0.18		0.60
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.22)		(0.02)		(0.26)		(0.28)		(0.27)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.12)		(0.24)	(0.22)		(0.02)		(0.26)		(0.28)		(0.27)
Net asset value, end of period	$10.60		$10.50	$10.89		$10.75		$10.65		$10.08		$10.18
Total return	2.06%		(1.31%)	3.41%		1.12%		8.25%		1.70%		6.12%
Ratios to average net assets(b)
Total gross expenses	1.75	%(c)	1.76%	1.72%		1.74	%(c)	1.84%		1.70%		1.66%
Total net expenses(d)	1.56	%(c)	1.56%	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)
Net investment income	2.17	%(c)	2.29%	2.07%		2.20	%(c)	2.43%		2.65%		2.64%
Supplemental data
Net assets, end of period (in thousands)	$24		$24	$113		$155		$154		$246		$1,175
Portfolio turnover	10%		6%	14%		0%		9%		15%		16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended March 31,
Class C	(Unaudited)		2014	2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.50		$10.89	$10.75		$10.65		$10.08		$10.18		$9.85
Income from investment operations:
Net investment income	0.12		0.24	0.22		0.02		0.25		0.27		0.27
Net realized and unrealized gain (loss)	0.10		(0.39)	0.14		0.10		0.58		(0.10)		0.33
Total from investment operations	0.22		(0.15)	0.36		0.12		0.83		0.17		0.60
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.22)		(0.02)		(0.26)		(0.27)		(0.27)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.12)		(0.24)	(0.22)		(0.02)		(0.26)		(0.27)		(0.27)
Net asset value, end of period	$10.60		$10.50	$10.89		$10.75		$10.65		$10.08		$10.18
Total return	2.06%		(1.31%)	3.41%		1.12%		8.27%		1.68%		6.11%
Ratios to average net assets(b)
Total gross expenses	1.76	%(c)	1.76%	1.72%		1.73	%(c)	1.78%		1.70%		1.66%
Total net expenses(d)	1.56	%(c)	1.56%	1.55	%(e)	1.54	%(c)	1.54	%(e)	1.55	%(e)	1.53	%(e)
Net investment income	2.17	%(c)	2.28%	2.06%		2.19	%(c)	2.41%		2.65%		2.63%
Supplemental data
Net assets, end of period (in thousands)	$14,631		$13,871	$15,694		$14,041		$13,093		$10,031		$9,300
Portfolio turnover	10%		6%	14%		0%		9%		15%		16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.49		$10.88	$10.80
Income from investment operations:
Net investment income	0.17		0.34	0.04
Net realized and unrealized gain (loss)	0.10		(0.38)	0.08
Total from investment operations	0.27		(0.04)	0.12
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)	(0.04)
Net realized gains	—		(0.01)	—
Total distributions to shareholders	(0.17)		(0.35)	(0.04)
Net asset value, end of period	$10.59		$10.49	$10.88
Total return	2.58%		(0.32%)	1.09%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.79%	0.58	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.53	%(c)
Net investment income	3.18	%(c)	3.34%	3.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$748		$604	$3
Portfolio turnover	10%		6%	14%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended March 31,
Class Z	(Unaudited)		2014	2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.50		$10.89	$10.75		$10.65		$10.08		$10.18		$9.84
Income from investment operations:
Net investment income	0.17		0.34	0.33		0.03		0.36		0.38		0.37
Net realized and unrealized gain (loss)	0.10		(0.38)	0.14		0.10		0.57		(0.10)		0.34
Total from investment operations	0.27		(0.04)	0.47		0.13		0.93		0.28		0.71
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)	(0.33)		(0.03)		(0.36)		(0.38)		(0.37)
Net realized gains	—		(0.01)	—		—		—		—		—
Total distributions to shareholders	(0.17)		(0.35)	(0.33)		(0.03)		(0.36)		(0.38)		(0.37)
Net asset value, end of period	$10.60		$10.50	$10.89		$10.75		$10.65		$10.08		$10.18
Total return	2.58%		(0.32%)	4.45%		1.20%		9.33%		2.70%		7.28%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.76%	0.72%		0.73	%(c)	0.78%		0.70%		0.66%
Total net expenses(d)	0.56	%(c)	0.56%	0.55	%(e)	0.54	%(c)	0.54	%(e)	0.55	%(e)	0.53	%(e)
Net investment income	3.17	%(c)	3.27%	3.06%		3.20	%(c)	3.42%		3.65%		3.64%
Supplemental data
Net assets, end of period (in thousands)	$82,410		$87,992	$122,578		$135,227		$131,663		$127,101		$150,971
Portfolio turnover	10%		6%	14%		0%		9%		15%		16%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (formerly known as Columbia South Carolina Intermediate Municipal Bond Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective July 7, 2014, Columbia South Carolina Intermediate Municipal Bond Fund was renamed Columbia AMT-Free South Carolina Intermediate Muni Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2014
21

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health

Semiannual Report 2014
22

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $607.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $29,390 for Class A and $287 for Class C shares for the six months ended October 31, 2014.

Semiannual Report 2014
23

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $110,137,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,352,000
Unrealized depreciation	(67,000)
Net unrealized appreciation	$8,285,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	30,659

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $11,882,841 and $12,943,280, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 61.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of

Semiannual Report 2014
24

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

Semiannual Report 2014
25

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
26

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
27

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR231_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia AMT-Free California Intermediate
Muni Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia AMT-Free California Intermediate Muni Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	16
Statement of Operations	18
Statement of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	27
Important Information About This Report	33

Semiannual Report 2014

Columbia AMT-Free California Intermediate Muni Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) Class A shares returned 3.00% excluding sales charges for the six-month period that ended October 31, 2014. Class Z shares of the Fund returned 3.13%.

>  During the same six-month period, the Barclays California 3-15 Year Blend Municipal Bond Index returned 2.94% and the Barclays 3-15 Year Blend Municipal Bond Index, which is national in scope, returned 2.82%.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	09/09/02
Excluding sales charges		3.00	6.44	5.08	4.09
Including sales charges		-0.35	3.02	4.39	3.75
Class B	08/29/02
Excluding sales charges		2.61	5.65	4.30	3.30
Including sales charges		-0.39	2.65	4.30	3.30
Class C	09/11/02
Excluding sales charges		2.61	5.75	4.29	3.30
Including sales charges		1.61	4.75	4.29	3.30
Class R4*	03/19/13	3.13	6.82	5.34	4.34
Class R5*	11/08/12	3.18	6.82	5.38	4.36
Class Z	08/19/02	3.13	6.72	5.34	4.34
Barclays California 3-15 Year Blend Municipal Bond Index		2.94	6.62	5.57	4.80
Barclays 3-15 Year Blend Municipal Bond Index		2.82	6.05	4.84	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays California 3-15 Year Blend Municipal Bond Index tracks investment grade bonds issued from the state of California and its municipalities.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Quality Breakdown (%) (at October 31, 2014)
AAA rating	0.9
AA rating	33.6
A rating	50.2
BBB rating	12.3
Non-investment grade	1.1
Not rated	1.9
Total	100.0

Percentages indicated are based upon total fixed income securities.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014
4

Columbia AMT-Free California Intermediate Muni Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,030.00	1,021.48	3.79	3.77	0.74
Class B	1,000.00	1,000.00	1,026.10	1,017.69	7.61	7.58	1.49
Class C	1,000.00	1,000.00	1,026.10	1,017.69	7.61	7.58	1.49
Class R4	1,000.00	1,000.00	1,031.30	1,022.74	2.51	2.50	0.49
Class R5	1,000.00	1,000.00	1,031.80	1,023.19	2.05	2.04	0.40
Class Z	1,000.00	1,000.00	1,031.30	1,022.74	2.51	2.50	0.49

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.8%
City of San Jose Airport Refunding Revenue Bonds Series 2014C 03/01/30	5.000%	2,500,000	2,895,475
Revenue Bonds Series 2007B (AMBAC) 03/01/22	5.000%	1,000,000	1,063,960
County of Orange Airport Revenue Bonds Series 2009A 07/01/25	5.250%	1,500,000	1,738,125
County of Sacramento Airport System Revenue Bonds Senior Series 2008A (AGM) 07/01/23	5.000%	1,000,000	1,134,900
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A 07/01/24	5.000%	1,000,000	1,161,700
San Francisco City & County Airports Commission-San Francisco International Airport Refunding Revenue Bonds 2nd Series 2009C (AGM) 05/01/18	5.000%	1,825,000	2,094,753
Revenue Bonds Series 2011G 05/01/26	5.250%	2,000,000	2,368,980
Total			12,457,893
Higher Education 5.2%
California Educational Facilities Authority Revenue Bonds California Lutheran University Series 2008 10/01/21	5.250%	1,500,000	1,672,995
Pitzer College Series 2005A 04/01/25 5.000% 1,225,000 1,248,312 Series 2009 04/01/19	5.000%	1,610,000	1,861,901
University of Southern California Series 2009C 10/01/24	5.250%	3,000,000	3,856,680
California Municipal Finance Authority Revenue Bonds Biola University Series 2013 10/01/24	5.000%	505,000	580,189
10/01/28	5.000%	840,000	937,818

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California State Public Works Board Refunding Revenue Bonds California State University Series 2006A (NPFGC) 10/01/16	5.000%	1,000,000	1,088,440
California State University Revenue Bonds Systemwide Series 2009A 11/01/22	5.250%	2,500,000	2,942,550
California Statewide Communities Development Authority Revenue Bonds California Baptist University Series 2014A 11/01/23	5.125%	715,000	773,894
Lancer Plaza Project Series 2013 11/01/23	5.125%	940,000	1,006,430
University of California Revenue Bonds Series 2009O 05/15/20	5.000%	1,000,000	1,178,800
Total			17,148,009
Hospital 7.0%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A 08/01/24	5.250%	2,750,000	3,203,777
California Health Facilities Financing Authority Refunding Revenue Bonds Sutter Health Obligation Group Series 2011D 08/15/26	5.000%	2,250,000	2,602,192
Revenue Bonds Catholic Healthcare West Series 2009A 07/01/29	6.000%	1,250,000	1,484,563
Series 2009E 07/01/25	5.625%	1,500,000	1,724,820
Children's Hospital of Orange County Series 2009 11/01/21	6.000%	2,000,000	2,417,480
City of Hope Obligation Group Series 2012A 11/15/21	5.000%	600,000	719,004
Lucile Salter Packard Children's Hospital Series 2014 08/15/28	5.000%	300,000	358,425
Providence Health & Services Series 2014A 10/01/30	5.000%	1,500,000	1,766,925

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority Revenue Bonds Health Facility Adventist Health System West Series 2005A 03/01/17	5.000%	1,000,000	1,015,510
Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/27	5.000%	1,000,000	1,133,700
John Muir Health Series 2006A 08/15/17	5.000%	3,000,000	3,242,790
Kaiser Permanente Series 2009A 04/01/19	5.000%	2,000,000	2,335,840
Sutter Health Series 2011A 08/15/26	5.500%	1,000,000	1,164,810
Total			23,169,836
Independent Power 1.9%
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC) 07/01/15	5.000%	1,000,000	1,029,290
07/01/29	5.125%	2,000,000	2,117,660
Sacramento Power Authority Refunding Revenue Bonds Series 2005 (AMBAC) 07/01/15	5.250%	3,000,000	3,095,940
Total			6,242,890
Joint Power Authority 3.6%
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM) 07/01/21	5.000%	2,500,000	2,804,850
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM) 07/01/22	5.000%	3,000,000	3,431,400
Southern California Public Power Authority Refunding Revenue Bonds Sanitary Power Project Series 2005A (AGM) 01/01/18	5.000%	2,000,000	2,015,940
Series 2008A 07/01/22	5.000%	2,000,000	2,305,580

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Southern Transmission Project Series 2008 07/01/27	6.000%	1,000,000	1,182,100
Total			11,739,870
Local Appropriation 6.3%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B 04/01/24	5.000%	1,495,000	1,707,245
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC) 05/01/21	4.750%	750,000	803,798
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM) 08/01/17	5.000%	1,000,000	1,104,420
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC) 09/01/15	5.000%	1,095,000	1,139,238
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM) 08/01/22	5.000%	2,000,000	2,265,320
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A 03/01/26	5.000%	2,500,000	2,846,975
Pico Rivera Public Financing Authority Revenue Bonds Series 2009 09/01/26	5.250%	1,085,000	1,200,889
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM) 08/01/17	5.000%	1,570,000	1,744,568
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012-A
11/01/27	5.000%	2,145,000	2,401,950
11/01/28	5.000%	1,155,000	1,287,767

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Mateo Joint Powers Financing Authority Refunding Revenue Bonds Youth Services Campus Series 2008A
07/15/20	5.000%	435,000	491,237
07/15/28	5.250%	2,275,000	2,581,192
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N 05/15/17	5.000%	1,000,000	1,112,200
Total			20,686,799
Local General Obligation 11.1%
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E 06/15/27	5.000%	3,380,000	3,994,924
City of Los Angeles Unlimited General Obligation Bonds Series 2011A 09/01/25	5.000%	3,000,000	3,604,620
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012 07/01/22	5.000%	2,095,000	2,451,967
Compton Unified School District(a) Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (AMBAC)
06/01/23	0.000%	2,025,000	1,466,525
06/01/24	0.000%	1,925,000	1,325,093
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM) 08/01/23	5.500%	1,490,000	1,880,171
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM) 09/01/20	5.250%	1,280,000	1,544,166
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012B 08/01/23	5.000%	700,000	849,821
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B(a) 08/01/22	0.000%	2,140,000	1,781,935
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 09/01/19	5.250%	1,000,000	1,195,130
Rancho Santiago Community College District(a) Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) 09/01/31	0.000%	3,785,000	1,948,140
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC)(a) 09/01/26	0.000%	1,100,000	730,147
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC)(a) 09/01/15	0.000%	1,000,000	998,250
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM) 08/15/19	5.500%	2,000,000	2,404,760
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC) 08/01/21	5.250%	2,375,000	2,904,554
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 08/01/18	5.000%	1,045,000	1,188,102
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2011 (AGM) 08/01/23 5.250% 3,000,000 3,644,910 Series 2012 08/01/27	5.000%	2,365,000	2,726,325
Total			36,639,540
Multi-Family 1.4%
California Municipal Finance Authority Revenue Bonds Caritas Affordable Housing Senior Series 2014 08/15/30	5.000%	1,000,000	1,124,250
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2012 05/15/19	5.000%	1,000,000	1,132,850
05/15/20	5.000%	750,000	860,723

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds University of California Irvine East Campus Apartments Series 2008 05/15/17	5.000%	1,500,000	1,644,630
Total			4,762,453
Municipal Power 8.2%
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/23	5.000%	1,000,000	1,142,300
City of Santa Clara Electric Refunding Revenue Bonds Series 2011A 07/01/29	5.375%	1,000,000	1,150,970
City of Vernon Electric System Revenue Bonds Series 2009A 08/01/21	5.125%	3,900,000	4,367,142
Imperial Irrigation District Refunding Revenue Bonds Systems Series 2008 11/01/21	5.250%	2,500,000	2,879,750
Series 2011D 11/01/22	5.000%	2,860,000	3,357,926
11/01/23	5.000%	1,040,000	1,218,017
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2009B 07/01/23	5.250%	2,000,000	2,377,860
Series 2014D 07/01/33	5.000%	1,700,000	1,989,629
Subordinated Series 2007A-1 (AMBAC) 07/01/19	5.000%	1,000,000	1,119,140
Sacramento Municipal Utility District Revenue Bonds Series 2008U (AGM) 08/15/21	5.000%	1,500,000	1,721,625
State of California Department of Water Resources Revenue Bonds Subordinated Series 2005G-11 05/01/18	5.000%	2,000,000	2,294,340
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009 01/01/22	5.000%	1,000,000	1,138,670

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turlock Irrigation District Refunding Revenue Bonds First Priority Subordinated Series 2014 01/01/30	5.000%	850,000	994,032
01/01/31	5.000%	1,000,000	1,163,060
Total			26,914,461
Other Bond Issue 0.7%
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012 11/01/27	5.000%	2,210,000	2,489,676
Ports 1.8%
Port of Los Angeles Revenue Bonds Series 2009A 08/01/23	5.250%	2,000,000	2,388,020
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC) 11/01/29	5.000%	1,165,000	1,282,479
San Diego Unified Port District Refunding Revenue Bonds Series 2013A 09/01/27 5.000% 1,000,000 1,163,980 09/01/28	5.000%	1,100,000	1,266,793
Total			6,101,272
Prep School 0.2%
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A 07/01/34	5.000%	600,000	629,994
Prepaid Gas 0.8%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/29	6.125%	2,000,000	2,546,480
Refunded/Escrowed 3.4%
Bay Area Toll Authority Prerefunded 04/01/16 Revenue Bonds San Francisco Bay Area Series 2006F (FHLMC/FNMA) 04/01/22	5.000%	1,100,000	1,173,271

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity 02/01/19	5.100%	615,000	675,024
California Infrastructure & Economic Development Bank Prerefunded 02/01/15 Revenue Bonds California Independent System Operator Series 2009A 02/01/22	5.250%	1,900,000	1,924,282
California State Public Works Board Prerefunded 04/01/15 Revenue Bonds University of California Institute Project Series 2005C 04/01/16	5.000%	1,000,000	1,020,150
Revenue Bonds Various University of California Projects Series 2005D Escrowed to Maturity 05/01/15	5.000%	1,000,000	1,024,160
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011 12/01/30	5.875%	1,000,000	1,278,050
Los Alamitos Unified School District Unlimited General Obligation Bonds School Facilities Improvement BAN Series 2011 Escrowed to Maturity(a) 09/01/16	0.000%	2,000,000	1,991,320
Los Angeles Unified School District Prerefunded 07/01/16 Unlimited General Obligation Bonds Election of 2004 Series 2006G (AMBAC) 07/01/20	5.000%	1,000,000	1,077,730
Sacramento County Sanitation Districts Financing Authority Prerefunded 06/01/16 Revenue Bonds Sacramento Regional County Sanitation Series 2006 (NPFGC) 12/01/17	5.000%	1,000,000	1,073,600
Total			11,237,587
Retirement Communities 4.1%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/24	5.375%	2,795,000	3,176,126
Series 2012 07/01/21	5.000%	1,000,000	1,143,070
Revenue Bonds Casa de las Campanas, Inc. Series 2010 09/01/15	4.000%	520,000	533,536

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Odd Fellows Home of California Series 2012-A 04/01/32	5.000%	2,250,000	2,566,305
California Health Facilities Financing Authority Revenue Bonds Insured California Nevada-Methodist Series 2006 07/01/26	5.000%	1,000,000	1,066,840
California Statewide Communities Development Authority Refunding Revenue Bonds Episcopal Communities and Services Series 2012 05/15/27	5.000%	1,520,000	1,712,812
Revenue Bonds Insured Redwoods Project Series 2013 11/15/28	5.000%	1,000,000	1,147,920
City of La Verne Refunding Certificate of Participation
Brethren Hillcrest Homes Series 2014 05/15/26	5.000%	350,000	389,287
05/15/29	5.000%	635,000	698,081
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A 11/15/34	5.000%	1,000,000	1,119,910
Total			13,553,887
Special Non Property Tax 2.2%
State of California Unlimited General Obligation Refunding Bonds Series 2009A 07/01/18	5.000%	3,000,000	3,460,260
Virgin Islands Public Finance Authority (b) Refunding Revenue Bonds Series 2013B 10/01/24	5.000%	1,740,000	2,010,692
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/20	5.000%	1,490,000	1,715,765
Total			7,186,717
Special Property Tax 11.2%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/23	5.000%	1,070,000	1,241,574

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Concord Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Build America Bonds Series 2014 03/01/25	5.000%	840,000	1,013,057
County of El Dorado Refunding Special Tax Bonds Community Facilities District No. 92-1 Series 2012 09/01/26	5.000%	630,000	716,096
09/01/27	5.000%	805,000	911,815
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC) 11/01/14	5.500%	385,000	385,026
Emeryville Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2014A (AGM) 09/01/26	5.000%	1,000,000	1,192,660
09/01/27	5.000%	1,000,000	1,183,520
09/01/30	5.000%	815,000	947,609
09/01/31	5.000%	590,000	684,365
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC) 10/01/20	5.000%	1,515,000	1,575,448
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM) 12/01/21	5.000%	755,000	906,408
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/17	5.250%	1,425,000	1,524,565
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A 09/01/29	5.000%	530,000	608,472
09/01/30	5.000%	625,000	713,575
09/01/32	5.000%	625,000	705,731
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A 09/01/30	5.000%	1,500,000	1,672,035
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC) 11/01/19	5.500%	1,070,000	1,265,211

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Community Facilities District Refunding Special Tax Bonds Playa Vista-Phase 1 Series 2014 09/01/30	5.000%	1,000,000	1,159,940
Los Angeles County Redevelopment Authority Refunding Tax Allocation Bonds Los Angeles Bunker Hill Project Series 2014C (AGM) 12/01/28	5.000%	3,000,000	3,501,600
Oakland Redevelopment Successor Agency Refunding Tax Allocation Bonds Subordinated Series 2013 09/01/22	5.000%	2,000,000	2,381,300
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/28	5.000%	1,785,000	2,007,304
09/01/29	5.000%	1,205,000	1,351,516
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Rancho Redevelopment Project Area Series 2014 09/01/30	5.000%	700,000	823,648
Series 2014 (AGM) 09/01/27	5.000%	2,200,000	2,620,376
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2014A 08/01/29	5.000%	225,000	254,650
08/01/30	5.000%	175,000	198,373
San Francisco Redevelopment Projects Series 2009B 08/01/18	5.000%	1,255,000	1,420,434
Sulphur Springs Union School District Refunding Special Tax Bonds Community Facilities District No. 2002-1-SE Series 2012 09/01/28	5.000%	1,050,000	1,180,767
09/01/29	5.000%	1,180,000	1,323,476
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010 09/01/25	5.000%	1,250,000	1,362,300
Total			36,832,851

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 6.7%
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/28	5.000%	1,500,000	1,754,970
Revenue Bonds Department of Corrections & Rehabilitation Series 2014C 10/01/22	5.000%	1,925,000	2,326,285
Department of General Services Series 2006A 04/01/28	5.000%	1,000,000	1,044,830
Department of General Services-Butterfield Series 2005A 06/01/15	5.000%	1,200,000	1,233,744
Series 2014A 09/01/31	5.000%	3,000,000	3,490,890
Various Capital Projects Series 2011A 10/01/20	5.000%	2,000,000	2,381,760
Series 2013I 11/01/28	5.250%	3,000,000	3,573,270
Series 2014E 09/01/30	5.000%	1,500,000	1,753,770
Subordinated Series 2009I-1 11/01/17	5.000%	2,000,000	2,251,420
Subordinated Series 2010A-1 03/01/22	5.250%	2,000,000	2,359,080
Total			22,170,019
State General Obligation 6.4%
State of California Unlimited General Obligation Bonds Series 2010 11/01/24	5.000%	5,000,000	5,943,700
Various Purpose Series 2007 12/01/26	5.000%	2,000,000	2,181,040
Series 2009 04/01/26 5.625% 2,000,000 2,359,720 10/01/29	5.250%	1,500,000	1,731,735
Series 2011 10/01/19	5.000%	4,000,000	4,719,320
Unlimited General Obligation Refunding Bonds Series 2007 08/01/18	5.000%	3,750,000	4,112,888
Total			21,048,403
Turnpike/Bridge/Toll Road 1.1%
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Subordinated Series 2014B-3(c) 01/15/53	5.500%	3,000,000	3,478,860

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 7.3%
City of Fresno Sewer System Revenue Bonds Series 2008A 09/01/23	5.000%	1,000,000	1,146,720
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A 06/01/25	5.750%	2,000,000	2,368,060
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC) 08/01/21	5.000%	1,000,000	1,100,380
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A 05/01/22	5.000%	2,020,000	2,282,297
Oxnard Financing Authority Revenue Bonds Project Series 2006 06/01/31	5.000%	4,315,000	4,451,440
Redwood Trunk Sewer & Headworks Series 2004A (NPFGC) 06/01/29	5.000%	2,000,000	2,003,220
Sacramento County Sanitation Districts Financing Authority Revenue Bonds County Sanitation District 1 Series 2005 (NPFGC) 08/01/22	5.000%	1,500,000	1,552,545
San Diego Public Facilities Financing Authority Sewer Refunding Revenue Bonds Senior Series 2009B 05/15/25	5.250%	1,500,000	1,767,270
San Diego Public Facilities Financing Authority Water Refunding Revenue Bonds Series 2010A 08/01/24	5.000%	2,000,000	2,362,040
Semitropic Improvement District Refunding Revenue Bonds Series 2012A 12/01/23	5.000%	2,850,000	3,423,705
Stockton Public Financing Authority Refunding Revenue Bonds Build America Bonds Series 2014 09/01/28	5.000%	1,500,000	1,742,670
Total			24,200,347
Total Municipal Bonds (Cost: $285,479,600)			311,237,844

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

Floating Rate Notes 4.0%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority Revenue Bonds Childrens Hospital VRDN Series 2009C (U.S. Bank)(c)(d) 11/01/38	0.030%	2,900,000	2,900,000
California Infrastructure & Economic Development Bank(c)(d) Refunding Revenue Bonds Los Angeles Museum VRDN Series 2008 (Wells Fargo Bank) 09/01/37	0.060%	900,000	900,000
VRDN Series 2008A (Wells Fargo Bank) 09/01/37	0.060%	500,000	500,000
California Pollution Control Financing Authority(c)(d) Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JPMorgan Chase Bank) 11/01/26	0.070%	1,100,000	1,100,000
VRDN Series 1996E (JPMorgan Chase Bank) 11/01/26	0.060%	1,400,000	1,400,000
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank)(c)(d) 08/15/27	0.080%	2,480,000	2,480,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank)(c)(d) 07/01/37	0.040%	3,000,000	3,000,000

Floating Rate Notes (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
State of California Unlimited General Obligation Bonds VRDN Series 2003A-1 (JPMorgan Chase Bank)(c)(d) 05/01/33	0.050%	900,000	900,000
Total Floating Rate Notes (Cost: $13,180,000)			13,180,000

Municipal Short Term 0.5%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Disposal 0.5%
California Pollution Control Financing Authority Revenue Bonds Republic Services, Inc. VRDN Series 2010B(c)(e) 08/01/24	0.300%	1,500,000	1,500,000

Total Municipal Short Term (Cost: $1,500,000)	1,500,000
Total Investments (Cost: $300,159,600)	325,917,844
Other Assets & Liabilities, Net	3,637,485
Net Assets	329,555,329

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $3,726,457 or 1.13% of net assets.

(c)  Variable rate security.

(d)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $1,500,000 or 0.46% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAN  Bond Anticipation Note

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	311,237,844	—	311,237,844
Total Bonds	—	311,237,844	—	311,237,844
Short-Term Securities
Floating Rate Notes	—	13,180,000	—	13,180,000
Municipal Short Term	—	1,500,000	—	1,500,000
Total Short-Term Securities	—	14,680,000	—	14,680,000
Total	—	325,917,844	—	325,917,844

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia AMT-Free California Intermediate Muni Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $300,159,600)	$325,917,844
Cash	320,416
Receivable for:
Investments sold	161,542
Capital shares sold	593,596
Interest	3,811,672
Expense reimbursement due from Investment Manager	1,910
Prepaid expenses	3,265
Total assets	330,810,245
Liabilities
Payable for:
Capital shares purchased	257,081
Dividend distributions to shareholders	835,041
Investment management fees	3,610
Distribution and/or service fees	514
Transfer agent fees	51,874
Administration fees	621
Compensation of board members	73,766
Other expenses	32,409
Total liabilities	1,254,916
Net assets applicable to outstanding capital stock	$329,555,329
Represented by
Paid-in capital	$306,228,948
Excess of distributions over net investment income	(51,814)
Accumulated net realized loss	(2,380,049)
Unrealized appreciation (depreciation) on:
Investments	25,758,244
Total — representing net assets applicable to outstanding capital stock	$329,555,329

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$37,793,827
Shares outstanding	3,571,681
Net asset value per share	$10.58
Maximum offering price per share(a)	$10.94
Class B
Net assets	$22,249
Shares outstanding	2,103
Net asset value per share	$10.58
Class C
Net assets	$9,302,513
Shares outstanding	879,633
Net asset value per share	$10.58
Class R4
Net assets	$476,423
Shares outstanding	45,166
Net asset value per share	$10.55
Class R5
Net assets	$590,982
Shares outstanding	56,149
Net asset value per share	$10.53
Class Z
Net assets	$281,369,335
Shares outstanding	26,653,814
Net asset value per share	$10.56

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free California Intermediate Muni Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$512
Interest	5,694,409
Total income	5,694,921
Expenses:
Investment management fees	635,066
Distribution and/or service fees
Class A	44,047
Class B	133
Class C	47,017
Transfer agent fees
Class A	32,986
Class B	25
Class C	8,801
Class R4	292
Class R5	114
Class Z	254,770
Administration fees	109,500
Compensation of board members	8,942
Custodian fees	1,739
Printing and postage fees	13,612
Registration fees	15,847
Professional fees	17,404
Other	5,685
Total expenses	1,195,980
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(326,991)
Expense reductions	(40)
Total net expenses	868,949
Net investment income	4,825,972
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,281)
Net realized loss	(1,281)
Net change in unrealized appreciation (depreciation) on:
Investments	4,706,733
Net change in unrealized appreciation	4,706,733
Net realized and unrealized gain	4,705,452
Net increase in net assets resulting from operations	$9,531,424

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$4,825,972	$9,581,170
Net realized loss	(1,281)	(2,226,103)
Net change in unrealized appreciation (depreciation)	4,706,733	(6,035,349)
Net increase in net assets resulting from operations	9,531,424	1,319,718
Distributions to shareholders
Net investment income
Class A	(501,143)	(921,325)
Class B	(279)	(477)
Class C	(98,263)	(213,531)
Class R4	(4,817)	(122)
Class R5	(7,270)	(2,943)
Class Z	(4,214,200)	(8,442,772)
Total distributions to shareholders	(4,825,972)	(9,581,170)
Increase (decrease) in net assets from capital stock activity	21,937,495	(7,554,167)
Total increase (decrease) in net assets	26,642,947	(15,815,619)
Net assets at beginning of period	302,912,382	318,728,001
Net assets at end of period	$329,555,329	$302,912,382
Excess of distributions over net investment income	$(51,814)	$(51,814)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	985,430	10,382,847	1,717,006	17,569,379
Distributions reinvested	42,131	443,887	71,345	731,002
Redemptions	(635,322)	(6,688,882)	(1,361,863)	(13,919,575)
Net increase	392,239	4,137,852	426,488	4,380,806
Class B shares
Subscriptions	—	—	1,425	14,559
Distributions reinvested	9	96	1	11
Redemptions(a)	(460)	(4,934)	(700)	(7,026)
Net increase (decrease)	(451)	(4,838)	726	7,544
Class C shares
Subscriptions	134,657	1,414,415	455,004	4,626,484
Distributions reinvested	5,229	55,072	10,883	111,377
Redemptions	(148,509)	(1,564,641)	(327,675)	(3,348,280)
Net increase (decrease)	(8,623)	(95,154)	138,212	1,389,581
Class R4 shares
Subscriptions	39,747	416,261	4,736	49,099
Distributions reinvested	443	4,657	2	16
Net increase	40,190	420,918	4,738	49,115
Class R5 shares
Subscriptions	23,694	247,768	32,623	333,474
Distributions reinvested	677	7,106	275	2,834
Redemptions	(1,080)	(11,314)	(276)	(2,841)
Net increase	23,291	243,560	32,622	333,467
Class Z shares
Subscriptions	3,389,998	35,615,975	6,985,515	71,643,063
Distributions reinvested	67,409	708,714	121,320	1,239,928
Redemptions	(1,817,149)	(19,089,532)	(8,497,884)	(86,597,671)
Net increase (decrease)	1,640,258	17,235,157	(1,391,049)	(13,714,680)
Total net increase (decrease)	2,086,904	21,937,495	(788,263)	(7,554,167)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free California Intermediate Muni Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.42		$10.68		$10.47		$10.37		$9.65		$9.72		$9.34
Income from investment operations:
Net investment income	0.15		0.32		0.32		0.03		0.32		0.31		0.32
Net realized and unrealized gain (loss)	0.16		(0.26)		0.21		0.10		0.72		(0.07)		0.39
Total from investment operations	0.31		0.06		0.53		0.13		1.04		0.24		0.71
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.32)		(0.03)		(0.32)		(0.31)		(0.32)
Net realized gains	—		—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.15)		(0.32)		(0.32)		(0.03)		(0.32)		(0.31)		(0.33)
Net asset value, end of period	$10.58		$10.42		$10.68		$10.47		$10.37		$9.65		$9.72
Total return	3.00%		0.64%		5.12%		1.22%		10.87%		2.48%		7.65%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.96%		0.96%		1.00	%(c)	1.00%		0.94%		0.90%
Total net expenses(d)	0.74	%(c)(e)	0.74	%(e)	0.73	%(e)	0.73	%(c)	0.74	%(e)	0.80	%(e)	0.79	%(e)
Net investment income	2.84	%(c)	3.10%		3.01%		3.11	%(c)	3.13%		3.14%		3.34%
Supplemental data
Net assets, end of period (in thousands)	$37,794		$33,140		$29,398		$20,180		$18,858		$11,613		$14,059
Portfolio turnover	3%		12%		8%		0%		9%		26%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended March 31,
Class B	(Unaudited)		2014		2013	2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.42		$10.68		$10.47	$10.37		$9.64		$9.71		$9.34
Income from investment operations:
Net investment income	0.11		0.24		0.24	0.02		0.25		0.24		0.25
Net realized and unrealized gain (loss)	0.16		(0.26)		0.21	0.10		0.71		(0.07)		0.37
Total from investment operations	0.27		(0.02)		0.45	0.12		0.96		0.17		0.62
Less distributions to shareholders:
Net investment income	(0.11)		(0.24)		(0.24)	(0.02)		(0.23)		(0.24)		(0.24)
Net realized gains	—		—		—	—		—		—		(0.01)
Total distributions to shareholders	(0.11)		(0.24)		(0.24)	(0.02)		(0.23)		(0.24)		(0.25)
Net asset value, end of period	$10.58		$10.42		$10.68	$10.47		$10.37		$9.64		$9.71
Total return	2.61%		(0.11%)		4.34%	1.16%		10.04%		1.72%		6.74%
Ratios to average net assets(b)
Total gross expenses	1.69	%(c)	1.71%		1.70%	1.78	%(c)	1.96%		1.69%		1.65%
Total net expenses(d)	1.49	%(c)(e)	1.49	%(e)	1.48%	1.48	%(c)	1.56	%(e)	1.55	%(e)	1.54	%(e)
Net investment income	2.09	%(c)	2.36%		2.26%	2.38	%(c)	2.53%		2.41%		2.58%
Supplemental data
Net assets, end of period (in thousands)	$22		$27		$20	$3		$3		$144		$218
Portfolio turnover	3%		12%		8%	0%		9%		26%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.42		$10.67		$10.47		$10.37		$9.64		$9.72		$9.35
Income from investment operations:
Net investment income	0.11		0.24		0.24		0.02		0.24		0.24		0.25
Net realized and unrealized gain (loss)	0.16		(0.25)		0.20		0.10		0.73		(0.08)		0.37
Total from investment operations	0.27		(0.01)		0.44		0.12		0.97		0.16		0.62
Less distributions to shareholders:
Net investment income	(0.11)		(0.24)		(0.24)		(0.02)		(0.24)		(0.24)		(0.24)
Net realized gains	—		—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.11)		(0.24)		(0.24)		(0.02)		(0.24)		(0.24)		(0.25)
Net asset value, end of period	$10.58		$10.42		$10.67		$10.47		$10.37		$9.64		$9.72
Total return	2.61%		(0.02%)		4.24%		1.16%		10.15%		1.61%		6.74%
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.71%		1.71%		1.75	%(c)	1.73%		1.69%		1.65%
Total net expenses(d)	1.49	%(c)(e)	1.49	%(e)	1.48	%(e)	1.48	%(c)	1.49	%(e)	1.55	%(e)	1.54	%(e)
Net investment income	2.09	%(c)	2.35%		2.25%		2.36	%(c)	2.38%		2.42%		2.55%
Supplemental data
Net assets, end of period (in thousands)	$9,303		$9,253		$8,004		$4,384		$4,223		$1,599		$1,875
Portfolio turnover	3%		12%		8%		0%		9%		26%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.39		$10.64		$10.54
Income from investment operations:
Net investment income	0.16		0.34		0.04
Net realized and unrealized gain (loss)	0.16		(0.25)		0.10
Total from investment operations	0.32		0.09		0.14
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.04)
Total distributions to shareholders	(0.16)		(0.34)		(0.04)
Net asset value, end of period	$10.55		$10.39		$10.64
Total return	3.13%		0.98%		1.32%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.70%		0.56	%(c)
Total net expenses(d)	0.49	%(c)(e)	0.49	%(e)	0.44	%(c)
Net investment income	3.13	%(c)	3.46%		3.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$476		$52		$3
Portfolio turnover	3%		12%		8%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.37		$10.63	$10.63
Income from investment operations:
Net investment income	0.17		0.35	0.16
Net realized and unrealized gain (loss)	0.16		(0.26)	0.01
Total from investment operations	0.33		0.09	0.17
Less distributions to shareholders:
Net investment income	(0.17)		(0.35)	(0.17)
Total distributions to shareholders	(0.17)		(0.35)	(0.17)
Net asset value, end of period	$10.53		$10.37	$10.63
Total return	3.18%		0.98%	1.57%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)	0.58%	0.50	%(c)
Total net expenses(d)	0.40	%(c)	0.40%	0.39	%(c)
Net investment income	3.19	%(c)	3.47%	3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$591		$341	$3
Portfolio turnover	3%		12%	8%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.40		$10.65		$10.45		$10.35		$9.63		$9.70		$9.33
Income from investment operations:
Net investment income	0.16		0.34		0.35		0.03		0.34		0.34		0.34
Net realized and unrealized gain (loss)	0.16		(0.25)		0.20		0.10		0.72		(0.07)		0.38
Total from investment operations	0.32		0.09		0.55		0.13		1.06		0.27		0.72
Less distributions to shareholders:
Net investment income	(0.16)		(0.34)		(0.35)		(0.03)		(0.34)		(0.34)		(0.34)
Net realized gains	—		—		—		—		—		—		(0.01)
Total distributions to shareholders	(0.16)		(0.34)		(0.35)		(0.03)		(0.34)		(0.34)		(0.35)
Net asset value, end of period	$10.56		$10.40		$10.65		$10.45		$10.35		$9.63		$9.70
Total return	3.13%		0.98%		5.29%		1.24%		11.16%		2.74%		7.82%
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.71%		0.71%		0.75	%(c)	0.74%		0.69%		0.65%
Total net expenses(d)	0.49	%(c)(e)	0.49	%(e)	0.48	%(e)	0.48	%(c)	0.50	%(e)	0.55	%(e)	0.54	%(e)
Net investment income	3.10	%(c)	3.35%		3.27%		3.35	%(c)	3.39%		3.43%		3.56%
Supplemental data
Net assets, end of period (in thousands)	$281,369		$260,101		$281,301		$254,981		$252,647		$217,024		$211,046
Portfolio turnover	3%		12%		8%		0%		9%		26%		25%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia AMT-Free California Intermediate Muni Bond Fund (formerly known as Columbia California Intermediate Municipal Bond Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective July 7, 2014, Columbia California Intermediate Municipal Bond Fund was renamed Columbia AMT-Free California Intermediate Muni Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays

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Columbia AMT-Free California Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $735.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $48,398 for Class A and $4 for Class C shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.74%
Class B	1.49
Class C	1.49
Class R4	0.49
Class R5	0.40
Class Z	0.49

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $300,160,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,834,000
Unrealized depreciation	(76,000)
Net unrealized appreciation	$25,758,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	10,109
No expiration — short-term	2,323,351
No expiration — long-term	45,308
Total	2,378,768

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $36,195,628 and $9,620,000, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 71.4 % of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

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Columbia AMT-Free California Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a

Semiannual Report 2014
31

Columbia AMT-Free California Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
32

Columbia AMT-Free California Intermediate Muni Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
33

Columbia AMT-Free California Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR122_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia AMT-Free Georgia Intermediate Muni
Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

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*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Important Information About This Report	27

Semiannual Report 2014

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.11% excluding sales charges for the six-month period that ended October 31, 2014. Class Z shares of the Fund returned 2.24%.

>  The Fund's benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, returned 2.82% for the same six months.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/04/92
Excluding sales charges		2.11	4.29	3.88	3.44
Including sales charges		-1.18	0.93	3.20	3.09
Class B	06/07/93
Excluding sales charges		1.73	3.41	3.10	2.67
Including sales charges		-1.27	0.41	3.10	2.67
Class C	06/17/92
Excluding sales charges		1.72	3.41	3.10	2.66
Including sales charges		0.72	2.41	3.10	2.66
Class R4*	03/19/13	2.24	4.46	4.11	3.68
Class Z	03/01/92	2.24	4.55	4.13	3.69
Barclays 3-15 Year Blend Municipal Bond Index		2.82	6.05	4.84	4.54

Returns for Class A are shown with and without the maximum initial sales charge of 3.25%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Brian McGreevy

Quality Breakdown (%) (at October 31, 2014)
AAA rating	9.8
AA rating	48.2
A rating	32.9
BBB rating	6.9
Not rated	2.2
Total	100.0

Percentages indicated are based upon total fixed income securities.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014
4

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.10	1,021.12	4.13	4.13	0.81
Class B	1,000.00	1,000.00	1,017.30	1,017.34	7.93	7.93	1.56
Class C	1,000.00	1,000.00	1,017.20	1,017.34	7.93	7.93	1.56
Class R4	1,000.00	1,000.00	1,022.40	1,022.38	2.85	2.85	0.56
Class Z	1,000.00	1,000.00	1,022.40	1,022.38	2.85	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 98.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.7%
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2010C 01/01/25	5.000%	1,500,000	1,734,360
Revenue Bonds Series 2012B 01/01/27	5.000%	1,000,000	1,155,260
Total			2,889,620
Forest Products 1.3%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A 03/01/15	5.150%	1,000,000	1,014,740
Higher Education 15.0%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011 12/01/25	5.000%	1,000,000	1,155,430
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008 07/01/21	5.000%	1,260,000	1,365,550
Bulloch County Development Authority Refunding Revenue Bonds Georgia Southern University Housing Foundation Series 2012 (AGM) 08/01/27	5.000%	1,000,000	1,132,230
Revenue Bonds Georgia Southern University Housing Foundation Series 2008 (AGM) 07/01/20	5.250%	1,000,000	1,143,060
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates - UWG Campus Center Series 2012 (AGM) 08/01/25	5.000%	1,225,000	1,392,261
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009 07/01/24	5.500%	2,500,000	2,829,525
Richmond County Development Authority Refunding Revenue Bonds ASU Jaguar Student Housing Series 2012 (AGM) 02/01/27	5.000%	750,000	844,028

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Regents University Cancer Center Series 2014 (AGM) 12/15/32	5.000%	425,000	492,677
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A 08/01/23	5.000%	1,125,000	1,228,770
Total			11,583,531
Hospital 7.9%
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC) 04/01/16	4.000%	1,110,000	1,164,123
DeKalb Private Hospital Authority Revenue Bonds Children's Healthcare Series 2009 11/15/17	5.000%	320,000	359,501
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A 06/15/23	5.250%	2,000,000	2,299,960
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM) 07/01/23	5.000%	2,000,000	2,240,900
Total			6,064,484
Joint Power Authority 3.7%
Municipal Electric Authority of Georgia Revenue Bonds Project One Subordinated Series 2008A 01/01/21	5.250%	1,395,000	1,672,884
Subordinated Series 2008D 01/01/23	6.000%	1,000,000	1,178,930
Total			2,851,814
Local Appropriation 8.1%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM) 12/01/17	5.000%	1,310,000	1,430,585

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clayton County Development Authority Refunding Revenue Bonds Tuff Archives LLC Series 2012 07/01/24	5.000%	1,295,000	1,518,090
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009 11/01/17	5.000%	1,000,000	1,116,760
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM) 12/01/24	5.000%	1,900,000	2,192,657
Total			6,258,092
Local General Obligation 16.5%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM) 12/01/17	5.000%	795,000	898,732
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A 08/01/22	5.000%	2,000,000	2,329,560
Series 2014A 08/01/30	5.000%	1,000,000	1,197,860
City of Atlanta Unlimited General Obligation Refunding Bonds Series 2014A(a) 12/01/26	5.000%	500,000	608,050
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC) 09/01/19	5.250%	1,000,000	1,083,370
Forsyth County School District Unlimited General Obligation Bonds Series 2014 02/01/28	5.000%	1,000,000	1,201,470
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010 02/01/24	5.000%	1,500,000	1,875,960
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM) 08/01/19	5.250%	2,000,000	2,373,180

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014 01/01/31	5.000%	1,000,000	1,138,570
Total			12,706,752
Multi-Family 4.4%
Cobb County Development Authority Refunding Revenue Bonds Kennesaw State University Junior Subordinated Series 2014 07/15/29	5.000%	980,000	1,051,599
Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC) 07/15/27	5.250%	2,250,000	2,324,992
Total			3,376,591
Municipal Power 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	220,000	260,753
Prepaid Gas 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A 09/15/19	5.250%	295,000	335,616
Refunded / Escrowed 5.8%
Douglas County School District Prerefunded 04/01/17 Unlimited General Obligation Bonds Series 2007 04/01/21	5.000%	890,000	986,547
04/01/21	5.000%	1,110,000	1,229,836
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008 02/01/22	5.000%	1,000,000	1,136,230
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G 12/01/20	5.000%	1,000,000	1,133,770
Total			4,486,383
Sales Tax 1.2%
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A 07/01/24	5.000%	750,000	908,280

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 1.3%
Georgia Housing & Finance Authority Revenue Bonds Series 2014B-1 12/01/29	3.000%	1,000,000	983,270
Special Non Property Tax 6.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.250%	1,500,000	1,731,720
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Third Indenture Series 2012A 07/01/30	5.000%	1,500,000	1,722,870
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	300,000	327,297
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B(b) 10/01/25	5.000%	750,000	820,230
Total			4,602,117
Special Property Tax 2.2%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM) 12/01/20	5.250%	1,545,000	1,708,075
State General Obligation 3.0%
State of Georgia Unlimited General Obligation Bonds Series 2009D 05/01/23	5.000%	2,000,000	2,325,520
Transportation 1.5%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A 06/01/21	5.000%	1,000,000	1,152,420

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.7%
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014(c)(d) 06/01/24	0.000%	1,000,000	566,800
Water & Sewer 15.6%
Augusta Water & Sewerage Refunding Revenue Bonds Series 2007 (AGM) 10/01/21	5.000%	1,000,000	1,132,370
10/01/22	5.000%	2,000,000	2,261,960
City of Atlanta Water & Wastewater Revenue Bonds Series 2009B (AGM) 11/01/17	5.000%	1,000,000	1,128,160
County of DeKalb Water & Sewage Refunding Revenue Bond Series 2006B 10/01/21	5.250%	2,000,000	2,425,800
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA) 09/01/16	5.000%	1,030,000	1,092,284
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC) 07/01/17	5.000%	1,140,000	1,267,669
07/01/22	5.000%	1,000,000	1,031,210
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM) 02/01/25	5.000%	1,495,000	1,669,780
Total			12,009,233
Total Municipal Bonds (Cost: $70,565,594)			76,084,091
Total Investments (Cost: $70,565,594)			76,084,091
Other Assets & Liabilities, Net			1,048,756
Net Assets			77,132,847

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $1,408,280 or 1.83% of net assets.

(c)  Zero coupon bond.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $566,800 or 0.73% of net assets.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAN  Bond Anticipation Note

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	76,084,091	—	76,084,091
Total Bonds	—	76,084,091	—	76,084,091
Total	—	76,084,091	—	76,084,091

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
(identified cost $70,565,594)	$76,084,091
Cash	876,697
Receivable for:
Capital shares sold	236,988
Interest	934,000
Expense reimbursement due from Investment Manager	552
Prepaid expenses	2,597
Total assets	78,134,925
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	608,170
Capital shares purchased	42,155
Dividend distributions to shareholders	192,955
Investment management fees	844
Distribution and/or service fees	230
Transfer agent fees	16,002
Administration fees	148
Compensation of board members	109,235
Other expenses	32,339
Total liabilities	1,002,078
Net assets applicable to outstanding capital stock	$77,132,847
Represented by
Paid-in capital	$71,341,072
Undistributed net investment income	140,766
Accumulated net realized gain	132,512
Unrealized appreciation (depreciation) on:
Investments	5,518,497
Total — representing net assets applicable to outstanding capital stock	$77,132,847

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$16,514,426
Shares outstanding	1,516,951
Net asset value per share	$10.89
Maximum offering price per share(a)	$11.26
Class B
Net assets	$201,289
Shares outstanding	18,479
Net asset value per share	$10.89
Class C
Net assets	$4,160,144
Shares outstanding	381,994
Net asset value per share	$10.89
Class R4
Net assets	$169,240
Shares outstanding	15,564
Net asset value per share	$10.87
Class Z
Net assets	$56,087,748
Shares outstanding	5,151,808
Net asset value per share	$10.89

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends	$49
Interest	1,449,228
Total income	1,449,277
Expenses:
Investment management fees	157,488
Distribution and/or service fees
Class A	21,262
Class B	1,037
Class C	19,489
Transfer agent fees
Class A	16,756
Class B	205
Class C	3,843
Class R4	108
Class Z	56,676
Administration fees	27,560
Compensation of board members	8,471
Custodian fees	805
Printing and postage fees	14,345
Registration fees	14,761
Professional fees	16,463
Other	4,336
Total expenses	363,605
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(101,334)
Total net expenses	262,271
Net investment income	1,187,006
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	335,740
Net realized gain	335,740
Net change in unrealized appreciation (depreciation) on:
Investments	162,758
Net change in unrealized appreciation	162,758
Net realized and unrealized gain	498,498
Net increase in net assets resulting from operations	$1,685,504

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$1,187,006	$2,570,596
Net realized gain (loss)	335,740	(203,228)
Net change in unrealized appreciation (depreciation)	162,758	(2,737,552)
Net increase (decrease) in net assets resulting from operations	1,685,504	(370,184)
Distributions to shareholders
Net investment income
Class A	(244,190)	(494,521)
Class B	(2,197)	(4,493)
Class C	(41,115)	(83,246)
Class R4	(1,706)	(142)
Class Z	(897,798)	(1,988,246)
Net realized gains
Class A	—	(113,251)
Class B	—	(1,381)
Class C	—	(25,243)
Class R4	—	(16)
Class Z	—	(404,861)
Total distributions to shareholders	(1,187,006)	(3,115,400)
Decrease in net assets from capital stock activity	(2,816,980)	(16,253,048)
Total decrease in net assets	(2,318,482)	(19,738,632)
Net assets at beginning of period	79,451,329	99,189,961
Net assets at end of period	$77,132,847	$79,451,329
Undistributed net investment income	$140,766	$140,766

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	94,455	1,024,658	348,795	3,717,506
Distributions reinvested	13,865	150,683	37,421	402,659
Redemptions	(137,743)	(1,496,101)	(758,732)	(8,247,044)
Net decrease	(29,423)	(320,760)	(372,516)	(4,126,879)
Class B shares
Subscriptions	54	580	206	2,213
Distributions reinvested	132	1,437	297	3,195
Redemptions(a)	(1,330)	(14,379)	(140)	(1,507)
Net increase (decrease)	(1,144)	(12,362)	363	3,901
Class C shares
Subscriptions	94,256	1,024,056	61,401	674,191
Distributions reinvested	3,041	33,056	7,901	84,936
Redemptions	(38,833)	(421,617)	(129,136)	(1,384,926)
Net increase (decrease)	58,464	635,495	(59,834)	(625,799)
Class R4 shares
Subscriptions	12,004	129,946	3,189	34,292
Distributions reinvested	142	1,547	4	42
Net increase	12,146	131,493	3,193	34,334
Class Z shares
Subscriptions	375,288	4,071,448	447,121	4,828,087
Distributions reinvested	7,787	84,642	14,755	158,690
Redemptions	(682,540)	(7,406,936)	(1,533,223)	(16,525,382)
Net decrease	(299,465)	(3,250,846)	(1,071,347)	(11,538,605)
Total net decrease	(259,422)	(2,816,980)	(1,500,141)	(16,253,048)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class A	(Unaudited)		2014	2013	2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.82		$11.21	$11.18	$11.09		$10.50		$10.58		$10.18
Income from investment operations:
Net investment income	0.16		0.31	0.31	0.03		0.33		0.33		0.34
Net realized and unrealized gain (loss)	0.07		(0.32)	0.04	0.09		0.59		(0.08)		0.40
Total from investment operations	0.23		(0.01)	0.35	0.12		0.92		0.25		0.74
Less distributions to shareholders:
Net investment income	(0.16)		(0.31)	(0.31)	(0.03)		(0.33)		(0.33)		(0.34)
Net realized gains	—		(0.07)	(0.01)	—		—		—		—
Total distributions to shareholders	(0.16)		(0.38)	(0.32)	(0.03)		(0.33)		(0.33)		(0.34)
Net asset value, end of period	$10.89		$10.82	$11.21	$11.18		$11.09		$10.50		$10.58
Total return	2.11%		0.02%	3.16%	1.05%		8.85%		2.35%		7.31%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.07%	1.03%	1.02	%(c)	1.04%		0.99%		0.95%
Total net expenses(d)	0.81	%(c)	0.81%	0.81%	0.80	%(c)	0.80	%(e)	0.80	%(e)	0.78	%(e)
Net investment income	2.87	%(c)	2.89%	2.77%	2.92	%(c)	2.99%		3.09%		3.20%
Supplemental data
Net assets, end of period (in thousands)	$16,514		$16,728	$21,517	$19,861		$19,563		$19,641		$19,433
Portfolio turnover	10%		5%	16%	0%		11%		11%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class B	(Unaudited)		2014	2013	2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.82		$11.22	$11.18	$11.10		$10.50		$10.58		$10.19
Income from investment operations:
Net investment income	0.12		0.23	0.23	0.02		0.24		0.25		0.26
Net realized and unrealized gain (loss)	0.07		(0.33)	0.05	0.08		0.60		(0.08)		0.39
Total from investment operations	0.19		(0.10)	0.28	0.10		0.84		0.17		0.65
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.23)	(0.02)		(0.24)		(0.25)		(0.26)
Net realized gains	—		(0.07)	(0.01)	—		—		—		—
Total distributions to shareholders	(0.12)		(0.30)	(0.24)	(0.02)		(0.24)		(0.25)		(0.26)
Net asset value, end of period	$10.89		$10.82	$11.22	$11.18		$11.10		$10.50		$10.58
Total return	1.73%		(0.82%)	2.48%	0.90%		8.10%		1.59%		6.41%
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.83%	1.78%	1.77	%(c)	1.81%		1.74%		1.70%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.53	%(e)
Net investment income	2.12	%(c)	2.15%	2.04%	2.17	%(c)	2.25%		2.33%		2.47%
Supplemental data
Net assets, end of period (in thousands)	$201		$212	$216	$373		$369		$528		$886
Portfolio turnover	10%		5%	16%	0%		11%		11%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class C	(Unaudited)		2014	2013	2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.82		$11.22	$11.18	$11.09		$10.50		$10.58		$10.18
Income from investment operations:
Net investment income	0.12		0.23	0.23	0.02		0.24		0.25		0.26
Net realized and unrealized gain (loss)	0.07		(0.33)	0.04	0.09		0.59		(0.08)		0.40
Total from investment operations	0.19		(0.10)	0.27	0.11		0.83		0.17		0.66
Less distributions to shareholders:
Net investment income	(0.12)		(0.23)	(0.22)	(0.02)		(0.24)		(0.25)		(0.26)
Net realized gains	—		(0.07)	(0.01)	—		—		—		—
Total distributions to shareholders	(0.12)		(0.30)	(0.23)	(0.02)		(0.24)		(0.25)		(0.26)
Net asset value, end of period	$10.89		$10.82	$11.22	$11.18		$11.09		$10.50		$10.58
Total return	1.72%		(0.82%)	2.48%	0.99%		8.00%		1.59%		6.51%
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.82%	1.78%	1.77	%(c)	1.78%		1.74%		1.70%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.55	%(c)	1.55	%(e)	1.55	%(e)	1.53	%(e)
Net investment income	2.11	%(c)	2.14%	2.02%	2.17	%(c)	2.23%		2.34%		2.42%
Supplemental data
Net assets, end of period (in thousands)	$4,160		$3,501	$4,301	$3,919		$4,066		$3,347		$3,567
Portfolio turnover	10%		5%	16%	0%		11%		11%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.80		$11.20	$11.12
Income from investment operations:
Net investment income	0.17		0.34	0.04
Net realized and unrealized gain (loss)	0.07		(0.33)	0.08
Total from investment operations	0.24		0.01	0.12
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)	(0.04)
Net realized gains	—		(0.07)	—
Total distributions to shareholders	(0.17)		(0.41)	(0.04)
Net asset value, end of period	$10.87		$10.80	$11.20
Total return	2.24%		0.18%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.88%	0.72	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.53	%(c)
Net investment income	3.14	%(c)	3.21%	3.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$169		$37	$3
Portfolio turnover	10%		5%	16%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class Z	(Unaudited)		2014	2013	2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.82		$11.22	$11.18	$11.09		$10.50		$10.58		$10.18
Income from investment operations:
Net investment income	0.17		0.34	0.34	0.03		0.35		0.36		0.36
Net realized and unrealized gain (loss)	0.07		(0.33)	0.05	0.09		0.59		(0.08)		0.40
Total from investment operations	0.24		0.01	0.39	0.12		0.94		0.28		0.76
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)	(0.34)	(0.03)		(0.35)		(0.36)		(0.36)
Net realized gains	—		(0.07)	(0.01)	—		—		—		—
Total distributions to shareholders	(0.17)		(0.41)	(0.35)	(0.03)		(0.35)		(0.36)		(0.36)
Net asset value, end of period	$10.89		$10.82	$11.22	$11.18		$11.09		$10.50		$10.58
Total return	2.24%		0.18%	3.51%	1.07%		9.08%		2.61%		7.58%
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%	0.78%	0.77	%(c)	0.79%		0.74%		0.70%
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.55	%(c)	0.55	%(e)	0.55	%(e)	0.53	%(e)
Net investment income	3.12	%(c)	3.14%	3.02%	3.17	%(c)	3.24%		3.34%		3.46%
Supplemental data
Net assets, end of period (in thousands)	$56,088		$58,973	$73,154	$79,910		$79,371		$85,305		$110,040
Portfolio turnover	10%		5%	16%	0%		11%		11%		22%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia AMT-Free Georgia Intermediate Muni Bond Fund (formerly known as Columbia Georgia Intermediate Municipal Bond Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective July 7, 2014, Columbia Georgia Intermediate Municipal Bond Fund was renamed Columbia AMT-Free Georgia Intermediate Muni Bond Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and

Semiannual Report 2014
21

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective

Semiannual Report 2014
22

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended October 31, 2014, other expenses paid by the Fund to this company were $577.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R4	0.20
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,983 for Class A and $94 for Class C shares for the six months ended October 31, 2014.

Semiannual Report 2014
23

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $70,566,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,566,000
Unrealized depreciation	(48,000)
Net unrealized appreciation	$5,518,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	203,228

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $7,683,510 and $8,623,849, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 73.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of

Semiannual Report 2014
24

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, to permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with

Semiannual Report 2014
25

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
26

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
27

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR152_04_D01_(12/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)        The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2014